Variable Portfolio – Partners Core Bond Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 9.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
30-day Average SOFR + 0.914% Floor 0.800% 12/26/2044	6.195%	359,613	336,797
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	3,373,698	2,293,702
Ally Auto Receivables Trust
Series 2024-2 Class A3
07/16/2029	4.140%	3,121,000	3,120,161
Series 2024-2 Class A4
10/15/2030	4.140%	1,214,000	1,212,056
Subordinated Series 2022-3 Class A4
06/15/2031	5.070%	1,013,000	1,022,493
American Express Credit Account Master Trust
Series 2023-4 Class A
09/15/2030	5.150%	1,086,000	1,130,531
Series 2024-2 Class A
04/15/2031	5.240%	9,526,000	9,997,161
Americredit Automobile Receivables Trust
Series 2023-1 Class A3
11/18/2027	5.620%	908,000	917,823
AmeriCredit Automobile Receivables Trust
Series 2022-2 Class A3
04/18/2028	4.380%	1,349,785	1,346,720
Series 2023-2 Class A3
05/18/2028	5.810%	1,810,000	1,844,267
BA Credit Card Trust
Series 2023-A2 Class A2
11/15/2028	4.980%	6,883,000	7,020,692
Series 2024-A1 Class A
05/15/2029	4.930%	5,172,000	5,295,830
Bastion Funding I LLC(a),(c)
Series 2023-1A Class A2
04/25/2038	7.119%	2,461,453	2,492,221
Business Jet Securities LLC(a)
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	2,694,043	2,651,737
Subordinated Series 2024-1A Class C
05/15/2039	9.132%	3,494,877	3,564,464
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	843,875	784,223
Carvana Auto Receivables Trust(a)
Series 2023-P3 Class A4
07/10/2029	5.710%	1,418,000	1,467,975
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-N3 Class D
12/10/2030	5.380%	5,000,000	4,996,669
Chase Auto Owner Trust(a)
Series 2022-AA Class A4
03/27/2028	3.990%	1,305,000	1,297,164
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month Term SOFR + 1.764% Floor 1.650% 11/26/2046	6.619%	431,364	430,009
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	282,182	270,523
Series 2019-A Class A2
12/28/2048	3.280%	710,661	653,985
COOF Securitization Trust Ltd.(a),(d),(e)
CMO Series 2014-1 Class A
06/25/2040	2.803%	200,335	13,951
Credit Acceptance Auto Loan Trust(a)
Series 2024-2A Class C
10/16/2034	6.700%	6,667,000	6,885,933
Subordinated Series 2021-3A Class C
09/16/2030	1.630%	1,318,451	1,313,594
Subordinated Series 2023-1A Class C
07/15/2033	7.710%	5,195,000	5,440,099
Subordinated Series 2023-2A Class C
09/15/2033	7.150%	3,750,000	3,870,044
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	5,000,000	5,224,402
Subordinated Series 2023-5A Class C
04/17/2034	7.300%	5,390,000	5,482,457
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,717,374
Diamond Resorts Owner Trust(a)
Subordinated Series 2021-1A Class D
11/21/2033	3.830%	964,132	930,484
Discover Card Execution Note Trust
Series 2023-A1 Class A
03/15/2028	4.310%	2,617,000	2,621,092
Series 2023-A2 Class A
06/15/2028	4.930%	8,120,000	8,235,197
DLLAA LLC(a)
Series 2023-1A Class A3
02/22/2028	5.640%	2,105,000	2,152,280

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	9.090%	7,000,000	7,389,943
Subordinated Series 2023-2A Class E
11/15/2030	9.750%	863,000	947,307
Subordinated Series 2023-4A Class E
02/18/2031	9.570%	2,035,000	2,186,996
Exeter Automobile Receivables Trust
Subordinated Series 2022-2A Class D
07/17/2028	4.560%	6,035,000	5,991,081
Subordinated Series 2022-5A Class D
02/15/2029	7.400%	5,000,000	5,166,993
Subordinated Series 2023-5A Class D
02/15/2030	7.130%	2,934,000	3,081,393
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	2,777,218	2,811,643
Flagship Credit Auto Trust(a)
Series 2019-4 Class D
01/15/2026	3.120%	1,003,789	999,389
FMC GMSR Issuer Trust(a),(d)
Series 2024-SAT1 Class A
03/26/2027	6.500%	6,275,000	6,294,354
Ford Credit Auto Lease Trust
Series 2024-A Class A4
06/15/2027	5.050%	915,000	924,183
Ford Credit Auto Owner Trust
Series 2022-D Class A4
03/15/2028	5.300%	917,000	934,775
Series 2023-A Class A3
02/15/2028	4.650%	3,954,000	3,964,266
Ford Credit Auto Owner Trust(a)
Series 2024-1 Class A
08/15/2036	4.870%	1,693,000	1,727,046
Foundation Finance Trust(a)
Series 2020-1A Class A
07/16/2040	3.540%	512,764	506,641
Subordinated Series 2023-2A Class B
06/15/2049	6.970%	4,000,000	4,195,189
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-2 Class D
09/15/2027	1.920%	850,000	838,980
FREED ABS Trust(a)
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	20,108	20,072
Subordinated Series 2021-3FP Class D
11/20/2028	2.370%	1,233,652	1,215,028
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-1FP Class D
03/19/2029	3.350%	3,666,933	3,622,324
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	610,394	601,866
Subordinated Series 2021-1A Class E
01/18/2028	3.140%	7,240,000	7,092,733
Subordinated Series 2021-3A Class D
07/15/2027	1.480%	8,330,000	8,078,112
Subordinated Series 2023-4A Class D
08/15/2029	7.180%	2,835,000	2,968,341
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	2,059,606	2,015,295
GM Financial Automobile Leasing Trust
Series 2023-2 Class A4
05/20/2027	5.090%	1,277,000	1,285,005
Series 2023-3 Class A4
08/20/2027	5.440%	812,000	823,204
GM Financial Consumer Automobile Receivables Trust
Series 2022-4 Class A3
08/16/2027	4.820%	1,469,822	1,471,810
GM Financial Revolving Receivables Trust(a)
Series 2024-1 Class A
12/11/2036	4.980%	1,302,000	1,335,074
Series 2024-2 Class A
03/11/2037	4.520%	2,185,000	2,205,732
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	141,960	132,825
Series 2017-2A Class A
10/15/2053	3.260%	728,339	678,309
Series 2019-2A Class A
04/15/2055	2.760%	1,026,976	905,437
Goodgreen Trust(a),(c),(f)
Series 2017-R1A Class R
10/20/2052	5.000%	393,112	370,036
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	217,121	197,001
Series 2017-1A Class A2
09/20/2047	4.460%	353,361	330,712
Series 2017-3A Class A2
09/20/2048	3.950%	452,656	413,929
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 04/20/2037	9.092%	3,998,500	3,947,262
Honda Auto Receivables Owner Trust
Series 2024-2 Class A3
11/20/2028	5.270%	3,801,000	3,884,914
Series 2024-3 Class A3
03/21/2029	4.570%	4,987,000	5,038,322
Series 2024-3 Class A4
11/21/2030	4.510%	997,000	1,008,592
Hyundai Auto Lease Securitization Trust(a)
Series 2023-B Class A4
04/15/2027	5.170%	2,033,000	2,034,612
Series 2023-C Class A4
09/15/2027	5.840%	1,350,000	1,374,675
Series 2024-C Class A3
04/17/2028	4.620%	4,105,000	4,151,607
Series 2024-C Class A4
09/15/2028	4.650%	2,055,000	2,071,602
Hyundai Auto Receivables Trust
Series 2021-C Class A4
12/15/2027	1.030%	1,650,000	1,604,631
Series 2022-A Class A3
10/15/2026	2.220%	1,448,087	1,431,463
Series 2023-A Class A4
07/17/2028	4.480%	1,844,000	1,851,659
Series 2023-B Class A3
04/17/2028	5.480%	1,040,000	1,055,724
Lending Funding Trust(a)
Subordinated Series 2020-2 Class D
04/21/2031	6.770%	6,000,000	5,869,141
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	3,610,050	3,541,546
Subordinated Series 2021-A Class C
12/15/2028	2.750%	353,003	352,248
Lendmark Funding Trust(a)
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,516,263
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	4,692,961
Subordinated Series 2021-1A Class D
11/20/2031	5.050%	3,000,000	2,762,555
Subordinated Series 2021-2 Class D
04/20/2032	4.460%	6,000,000	5,324,866
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-1A Class E
07/20/2032	7.580%	5,000,000	5,007,495
LP LMS Asset Securitization Trust(a),(c),(f)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	619,707	616,609
Mariner Finance Issuance Trust(a)
Subordinated Series 2021-AA Class E
03/20/2036	5.400%	5,000,000	4,676,006
Subordinated Series 2022-AA Class D
10/20/2037	9.100%	3,650,000	3,655,669
Subordinated Series 2022-AA Class E
10/20/2037	10.980%	5,000,000	5,169,233
Subordinated Series 2023-AA Class E
10/22/2035	11.120%	2,400,000	2,417,921
Marlette Funding Trust(a)
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	3,420,000	3,494,839
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A4
02/15/2029	5.250%	2,122,000	2,161,922
Mercury Financial Credit Card Master Trust(a)
Series 2023-1A Class A
09/20/2027	8.040%	5,937,000	5,963,730
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	436,442	439,902
MVW LLC(a)
Subordinated Series 2023-2A Class D
11/20/2040	9.330%	1,945,027	2,002,721
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month Term SOFR + 2.264% 12/15/2045	7.361%	587,589	590,963
Navient Private Education Refi Loan Trust(a)
Series 2018-DA Class A2A
12/15/2059	4.000%	1,054,131	1,040,027
Series 2019-A Class A2A
01/15/2043	3.420%	469,729	462,532
Series 2019-CA Class A2
02/15/2068	3.130%	373,983	365,894
Series 2019-D Class A2A
12/15/2059	3.010%	1,360,519	1,305,445
Series 2019-FA Class A2
08/15/2068	2.600%	993,207	947,164
Series 2020-EA Class A
05/15/2069	1.690%	2,691,277	2,504,717
Series 2020-GA Class A
09/16/2069	1.170%	928,733	861,661

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-BA Class A
07/15/2069	0.940%	593,738	537,340
Series 2021-CA Class A
10/15/2069	1.060%	2,321,460	2,096,013
Series 2021-EA Class A
12/16/2069	0.970%	3,306,954	2,923,586
Series 2021-FA Class A
02/18/2070	1.110%	2,090,794	1,858,174
Series 2021-GA Class A
04/15/2070	1.580%	526,432	470,739
Series 2022-A Class A
07/15/2070	2.230%	5,204,498	4,752,355
Navient Student Loan Trust(a)
Series 2021-3A Class A1A
08/25/2070	1.770%	2,007,697	1,812,405
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
90-day Average SOFR + 0.442% Floor 0.180% 10/27/2036	5.801%	405,356	402,955
Series 2004-4 Class A5
90-day Average SOFR + 0.422% Floor 0.160% 01/25/2037	5.781%	964,114	959,576
Series 2005-1 Class A5
90-day Average SOFR + 0.372% Floor 0.110% 10/25/2033	5.731%	1,413,289	1,399,656
Series 2005-2 Class A5
90-day Average SOFR + 0.362% Floor 0.100% 03/23/2037	5.733%	2,499,970	2,478,032
Series 2005-3 Class A5
90-day Average SOFR + 0.382% Floor 0.120% 12/24/2035	5.753%	2,111,518	2,093,613
Series 2005-4 Class A4
90-day Average SOFR + 0.442% Floor 0.180% 03/22/2032	5.813%	188,058	181,752
Nissan Auto Lease Trust
Series 2023-B Class A4
11/15/2027	5.610%	1,804,000	1,825,337
Nissan Auto Receivables Owner Trust
Series 2022-B Class A4
11/15/2029	4.450%	1,270,000	1,275,622
Series 2024-A Class A3
12/15/2028	5.280%	4,073,000	4,154,840
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class B
04/20/2027	1.530%	644,020	636,344
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	600,000	584,284
Oportun Funding XIV LLC(a)
Series 2021-1 Class A
03/08/2028	1.210%	297,060	290,508
Oportun Issuance Trust(a)
Subordinated Series 2022-A Class C
06/09/2031	7.400%	5,250,000	5,332,838
PenFed Auto Receivables Owner Trust(a)
Series 2022-A Class A3
04/15/2026	3.960%	544,105	542,988
Series 2022-A Class A4
12/15/2028	4.180%	948,000	943,672
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	3,880,466
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	177,888	162,737
Renew Financial(a)
Series 2023-1A Class A
11/20/2058	5.900%	3,540,019	3,617,970
Santander Drive Auto Receivables Trust
Series 2022-4 Class A3
02/16/2027	4.140%	336,861	336,632
Series 2022-6 Class A3
11/16/2026	4.490%	296,059	295,969
Series 2022-7 Class A3
04/15/2027	5.750%	522,405	523,137
Series 2024-3 Class A3
01/16/2029	5.630%	2,002,000	2,031,403
Series 2024-4 Class A3
01/16/2029	4.850%	1,932,000	1,941,743
Subordinated Series 2022-6 Class D
02/18/2031	5.690%	6,200,000	6,297,917
Subordinated Series 2023-2 Class C
12/16/2030	5.470%	3,700,000	3,769,124
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	2,647,000	2,780,913
SBNA Auto Lease Trust(a)
Series 2024-A Class A3
11/20/2026	5.390%	1,827,000	1,842,286
Series 2024-A Class A4
01/22/2029	5.240%	2,502,000	2,533,817
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-B Class A4
12/20/2028	5.550%	2,722,000	2,789,311
Series 2024-C Class A3
02/22/2028	4.560%	1,740,000	1,742,448
Series 2024-C Class A4
03/20/2029	4.420%	1,174,000	1,177,386
SBNA Auto Receivables Trust(a)
Series 2024-A Class A3
12/15/2028	5.320%	1,225,000	1,237,151
Series 2024-A Class A4
04/16/2029	5.210%	525,000	534,492
SCF Equipment Leasing LLC(a)
Subordinated Series 2021-1A Class F
08/20/2032	5.520%	5,000,000	4,942,126
Subordinated Series 2022-2A Class E
06/20/2035	6.500%	4,484,000	4,439,410
SFS Auto Receivables Securitization Trust(a)
Series 2024-1A Class A3
05/21/2029	4.950%	2,726,000	2,757,153
Series 2024-1A Class A4
01/21/2031	4.940%	462,000	470,853
Series 2024-2A Class A3
11/20/2029	5.330%	1,720,000	1,766,165
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2020-2A Class D
07/20/2037	6.590%	2,006,965	1,990,187
Subordinated Series 2024-1A Class D
01/20/2043	8.020%	1,693,891	1,732,019
Subordinated Series 2024-2A Class D
06/20/2041	7.480%	2,000,753	2,035,658
SMB Private Education Loan Trust(a),(b)
Series 2016-C Class A2B
1-month Term SOFR + 1.214% Floor 1.100% 09/15/2034	6.311%	80,454	80,495
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	2,017,551	1,985,466
Series 2021-A Class APT1
01/15/2053	1.070%	2,954,004	2,662,754
Series 2024-D Class A1A
07/05/2053	5.380%	885,183	906,207
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	56,263	55,173
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	187,028	175,327
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-B Class AFX
02/15/2047	1.140%	1,645,125	1,447,364
Stream Innovations Issuer Trust(a)
Subordinated Series 2024-1A Class C
07/15/2044	11.400%	2,449,000	2,501,889
Synchrony Card Funding LLC
Series 2023-A1 Class A
07/15/2029	5.540%	4,262,000	4,355,062
Series 2024-A2 Class A
07/15/2030	4.930%	643,000	655,880
Theorem Funding Trust(a)
Series 2022-2A Class A
12/15/2028	6.060%	603,122	603,232
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	1,991,000	1,992,010
Series 2024-1A Class A
09/20/2029	5.050%	2,739,000	2,778,287
Toyota Auto Loan Extended Note Trust(a)
Series 2024-1A Class A
11/25/2036	5.160%	2,184,000	2,273,722
Toyota Auto Receivables Owner Trust
Series 2022-D Class A4
04/17/2028	5.430%	1,158,000	1,184,638
Series 2023-B Class A3
02/15/2028	4.710%	2,373,000	2,385,124
Series 2023-C Class A3
04/17/2028	5.160%	2,793,000	2,825,183
United Auto Credit Securitization Trust(a)
Series 2022-2 Class E
04/10/2029	10.000%	1,000,000	591,458
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	686,471	671,656
Series 2021-ST8 Class A
10/20/2029	1.750%	102,246	102,016
US Auto Funding(a)
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	3,182,009	3,114,567
US Auto Funding Trust(a)
Subordinated Series 2022-1A Class D
07/15/2027	9.140%	5,000,000	50
Verizon Master Trust(d)
Series 2022-4 Class A
11/20/2028	3.400%	2,587,000	2,562,541
Series 2022-6 Class A
01/22/2029	3.670%	1,248,000	1,239,821

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-1 Class A
01/22/2029	4.490%	3,606,000	3,611,290
Verizon Master Trust
Series 2023-2 Class A
04/13/2028	4.890%	1,325,000	1,326,387
Series 2023-4 Class A1A
06/20/2029	5.160%	6,117,000	6,223,360
Series 2024-1 Class A1A
12/20/2028	5.000%	4,148,000	4,177,019
Series 2024-6 Class A1A
08/20/2030	4.170%	4,043,000	4,042,259
Verizon Master Trust(a)
Series 2024-7 Class A
08/20/2032	4.350%	4,607,000	4,620,922
Verizon Master Trust Series(a)
Series 2024-5 Class A
06/21/2032	5.000%	1,187,000	1,189,826
VM Debt LLC(a),(c)
Series 2019-1 Class A1A
07/18/2027	7.460%	8,997,766	7,063,246
Volkswagen Auto Loan Enhanced Trust
Series 2023-1 Class A3
06/20/2028	5.020%	2,634,000	2,663,365
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	119,584	119,510
Westlake Automobile Receivables Trust(a)
Subordinated Series 2023-4A Class D
07/16/2029	7.190%	4,150,000	4,348,592
WF Card Issuance Trust
Series 2024-A1 Class A
02/15/2029	4.940%	5,222,000	5,330,167
World Financial Network Credit Card Master Note Trust
Series 2024-B Class A
05/15/2031	4.620%	1,746,000	1,761,163
World Financial Network Credit Card Master Trust
Series 2024-A Class A
02/17/2031	5.470%	610,000	628,470
World Omni Select Auto Trust
Series 2023-A Class A2A
03/15/2027	5.920%	655,482	656,712
Total Asset-Backed Securities — Non-Agency (Cost $463,176,243)			460,049,539

Commercial Mortgage-Backed Securities - Agency 5.5%

Fannie Mae Multifamily REMIC Trust(d)
Series 2022-M10 Class A2
01/25/2032	2.002%	7,800,000	6,692,860
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-M1S Class A2
04/25/2032	2.152%	8,700,000	7,526,353
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,384,321
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	739,665
Series K145 Class AM (FHLMC)
06/25/2055	2.580%	8,250,000	7,393,585
Series K146 Class A2 (FHLMC)
06/25/2032	2.920%	5,900,000	5,437,031
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,288,126
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,239,253
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,225,068
Federal National Mortgage Association
12/01/2025	3.765%	3,236,453	3,209,887
07/01/2026	4.450%	2,309,112	2,322,389
12/01/2026	3.240%	1,500,000	1,474,738
01/01/2027	3.710%	2,814,524	2,795,634
02/01/2027	3.340%	1,000,000	983,631
05/01/2027	2.430%	2,236,748	2,152,874
06/01/2027	2.370%	4,534,297	4,352,064
06/01/2027	3.000%	1,887,382	1,842,453
06/01/2028	3.570%	2,735,606	2,707,303
11/01/2028	1.859%	7,300,000	6,670,263
11/01/2028	4.250%	535,600	539,281
11/01/2028	5.585%	4,565,281	4,824,211
02/01/2029	3.740%	1,515,000	1,492,249
10/01/2029	3.121%	2,151,929	2,080,381
02/01/2030	2.570%	2,451,665	2,289,841
02/01/2030	2.920%	2,573,442	2,446,133
02/01/2030	3.550%	1,000,000	965,732
05/01/2030	3.420%	8,761,381	8,478,336
06/01/2030	3.130%	4,812,000	4,585,489
07/01/2030	3.850%	4,297,297	4,250,482
02/01/2031	3.260%	6,236,000	5,926,697
01/01/2032	2.730%	2,448,489	2,250,261
01/01/2032	2.730%	1,825,000	1,667,693
01/01/2032	2.780%	2,084,501	1,923,619
01/01/2032	2.970%	1,516,933	1,416,272
02/01/2032	2.990%	2,815,613	2,628,896
05/01/2032	3.090%	5,565,000	5,118,722
06/01/2032	3.540%	7,921,000	7,524,211
11/01/2032	1.456%	9,145,015	7,551,955
11/01/2032	4.180%	6,605,000	6,593,112
11/01/2032	4.230%	3,897,036	3,910,634
11/01/2032	4.705%	3,400,000	3,514,394
12/01/2032	4.830%	4,677,693	4,864,380
01/01/2033	3.820%	8,800,263	8,582,000
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2033	2.430%	1,297,078	1,136,233
12/01/2033	2.500%	1,597,090	1,397,852
04/01/2035	3.330%	2,304,352	2,152,033
10/01/2035	2.880%	5,000,000	4,330,365
Series 2015-M10 Class A2
04/25/2027	3.092%	7,572,111	7,409,493
Series 2017-M5 Class A2
04/25/2029	3.176%	1,099,480	1,054,870
Series 2017-T1 Class A
06/25/2027	2.898%	2,750,220	2,647,636
Series 2021-M3 Class 1A1
11/25/2033	1.000%	915,768	899,832
Federal National Mortgage Association(d)
06/01/2037	5.888%	335,631	334,450
CMO Series 2015-M11 Class A2
04/25/2025	2.944%	1,713,102	1,695,857
Series 2017-M12 Class A2
06/25/2027	3.163%	1,447,862	1,414,413
Series 2018-M10 Class A2
07/25/2028	3.467%	2,640,593	2,581,122
Series 2018-M3 Class A2
02/25/2030	3.171%	831,809	794,554
Series 2018-M4 Class A2
03/25/2028	3.159%	1,055,180	1,024,205
Series 2022-M13 Class A2
06/25/2032	2.680%	11,430,000	10,051,086
Series 2022-M3 Class A2
11/25/2031	1.764%	16,900,000	14,397,903
Series 2023-M8 Class A2
03/25/2033	4.620%	3,685,000	3,732,318
Federal National Mortgage Association(d),(e)
Series 2021-M3 Class X1
11/25/2033	2.030%	33,530,187	2,633,488
Freddie Mac Multiclass Certificates(d),(e)
Series 2021-P011 Class X1
09/25/2045	1.772%	19,627,046	2,285,705
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	9.030%	1,000,000	1,015,146
Freddie Mac Multifamily Structured Pass Through Certificates(d)
Series K-150 Class A2
09/25/2032	3.710%	13,100,000	12,728,185
Freddie Mac Multifamily Structured Pass-Through Certificates(d)
Series K-152 Class A2 (FHLMC)
11/25/2032	3.780%	6,000,000	5,846,285
Series K-160 Class A2 (FHLMC)
08/25/2033	4.500%	6,000,000	6,132,499
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K753 Class A2 (FHLMC)
10/25/2030	4.400%	3,515,000	3,556,704
Freddie Mac Multifamily Structured Pass-Through Certificates(d),(e)
Series KL05 Class X1P (FHLMC)
06/25/2029	1.024%	75,000,000	2,835,247
FREMF Mortgage Trust(a),(d)
Subordinated Series 2015-K44 Class B
01/25/2048	3.845%	3,410,000	3,384,962
Subordinated Series 2016-K59 Class B
11/25/2049	3.700%	2,383,000	2,332,437
Subordinated Series 2019-K92 Class B
05/25/2052	4.341%	6,000,000	5,853,829
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	5.817%	232,892	232,121
CMO Series 2015-H15 Class FJ
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 06/20/2065	5.907%	1,347,213	1,345,352
CMO Series 2015-H16 Class FG
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	5.907%	1,433,015	1,430,526
CMO Series 2015-H16 Class FL
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	5.907%	772,298	771,223
CMO Series 2015-H18 Class FA
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 06/20/2065	5.917%	254,407	254,022
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
30-day Average SOFR + 3.864% Floor 3.750% 03/25/2050	9.145%	7,745,871	7,833,433
Total Commercial Mortgage-Backed Securities - Agency (Cost $280,613,955)			275,387,865

Commercial Mortgage-Backed Securities - Non-Agency 5.5%

American Homes 4 Rent Trust(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,022,825	1,013,897
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,150,097
Subordinated Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	1,995,329

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,830,425
AMSR Trust(a)
Series 2020-SFR5 Class D
11/17/2037	2.180%	3,750,000	3,637,682
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	3,919,008
Subordinated Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,495,627
Subordinated Series 2020-SFR4 Class E2
11/17/2037	2.456%	4,275,000	4,136,798
Subordinated Series 2020-SFR5 Class F
11/17/2037	2.686%	5,000,000	4,845,173
Subordinated Series 2021-SFR2 Class D
08/17/2026	2.278%	4,800,000	4,527,596
Subordinated Series 2021-SFR2 Class E1
08/17/2026	2.477%	5,200,000	4,905,259
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,565,826
Subordinated Series 2021-SFR4 Class F1
12/17/2038	3.158%	4,000,000	3,721,353
Subordinated Series 2022-SFR1 Class F
03/17/2039	6.021%	8,500,000	8,276,218
Subordinated Series 2022-SFR3 Class F
10/17/2039	4.000%	4,100,000	3,798,585
AMSR Trust(a),(d)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	2,049,638
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	2,044,220
AREIT Trust(a),(b)
Series 2021-CRE5 Class C
1-month Term SOFR + 2.364% Floor 2.250% 08/17/2026	7.447%	8,000,000	7,950,993
BANK(g)
Series 2024-BNK48 Class A5
10/15/2034	5.053%	898,000	918,312
BANK5
Series 2024-5YR7 Class A3
06/15/2057	5.769%	872,000	912,324
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	497,216	493,459
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2016-ETC Class E
08/14/2036	3.729%	8,000,000	6,785,534
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,675,599
Bear Stearns Commercial Mortgage Securities Trust(a),(d),(e)
CMO Series 2007-T26 Class X1
01/12/2045	1.169%	44,608	1
Benchmark Mortgage Trust
Series 2024-V9 Class A3
08/15/2057	5.602%	2,043,000	2,118,907
BMD2 Re-Remic Trust(a),(h)
Series 2019-FRR1 Class 6C
05/25/2052	0.000%	8,685,000	6,113,633
BMD2 Re-Remic Trust(a),(i)
Subordinated Series 2019-FRR1 Class 5D1
05/25/2052	0.000%	6,739,000	4,621,309
BMO Mortgage Trust(d)
Series 2024-5C4 Class A3
05/15/2057	6.526%	1,714,000	1,847,740
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	5.911%	6,056,000	6,018,150
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	434,843	427,026
COMM Mortgage Trust
Series 2015-LC23 Class A3
10/10/2048	3.521%	1,501,741	1,475,401
COMM Mortgage Trust(a),(d)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	2,996,076
COMM Mortgage Trust(a)
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	3,928,922
Subordinated Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,414,751
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	1,947,165
Commercial Mortgage Trust
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,161,322
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	475,323	468,283
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	5,000,000	3,679,699
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	3,600,000	3,501,968
Subordinated Series 2021-SFR1 Class E2
08/17/2038	2.489%	6,000,000	5,671,295
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	4,800,000	4,570,827
Subordinated Series 2021-SFR2 Class E2
09/17/2038	2.358%	5,600,000	5,223,685
Subordinated Series 2022-SFR2 Class E1
07/17/2039	4.500%	6,800,000	6,539,676
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	7.280%	2,543,768	2,533,621
Series 2021-MN2 Class M2
30-day Average SOFR + 3.350% 07/25/2041	8.630%	7,250,000	6,903,084
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	9.497%	3,838,536	3,956,475
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	11.747%	2,500,000	2,734,688
FREMF Mortgage Trust(a),(d)
Series 2020-K737 Class B
01/25/2053	3.416%	4,000,000	3,872,769
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,428,616
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,566,322
Subordinated Series 2021-SFR1 Class F
09/17/2038	3.171%	4,400,000	4,073,794
GAM Investments(a),(d)
Subordinated Series 2021-F Class F
09/27/2051	2.390%	7,500,000	6,070,640
GAM Re-REMIC Trust(a)
Series 2021-FRR1 Class 2B
11/29/2050	0.000%	6,600,000	5,308,413
GS Mortgage Securities Trust
Series 2015-GC32 Class A3
07/10/2048	3.498%	924,004	914,844
Series 2015-GC32 Class AAB
07/10/2048	3.513%	908,240	903,925
Series 2020-GSA2 Class A4
12/12/2053	1.721%	3,042,000	2,633,412
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	307,889	305,557
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,039,130
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28 Class A3
10/15/2048	2.912%	924,165	920,320
KGS-Alpha SBA COOF Trust(a),(d),(e)
CMO Series 2012-2 Class A
08/25/2038	0.031%	489,620	8,266
CMO Series 2013-2 Class A
03/25/2039	1.788%	748,673	21,438
CMO Series 2014-2 Class A
04/25/2040	3.022%	122,366	5,349
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,417,647
Morgan Stanley Capital I Trust(a),(d),(e)
CMO Series 2006-T21 Class X
10/12/2052	0.060%	1,651,933	2
Morgan Stanley Capital I Trust(d)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	878,604
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
07/15/2053	1.790%	969,681	848,325
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,462,800
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	1,860,177
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	6,529,916
Progress Residential Trust(a)
Series 2021-SFR5 Class E1
07/17/2038	2.209%	8,435,000	7,999,705
Series 2021-SFR6 Class E1
07/17/2038	2.425%	5,000,000	4,747,165
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	4,750,000	4,570,823
Subordinated Series 2021-SFR5 Class E2
07/17/2038	2.359%	4,730,000	4,470,811
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	2,263,955

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	6,000,000	5,666,759
Subordinated Series 2021-SFR8 Class F
10/17/2038	3.181%	1,000,000	937,782
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,654,049
Subordinated Series 2022-SFR1 Class F
02/17/2041	4.880%	13,000,000	12,163,970
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,519,510
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	2,996,797
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	738,007	699,262
SLG Office Trust(a)
Series 2021-OVA Class A
07/15/2041	2.585%	5,710,000	4,940,454
Starwood Waypoint Homes Trust(c)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,231,000
Wachovia Bank Commercial Mortgage Trust(a),(d),(e)
CMO Series 2004-C12 Class
07/15/2041	1.089%	231,498	586
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	358,998	4
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month Term SOFR + 1.264% Floor 1.150% 02/15/2040	6.361%	1,491,742	1,480,561
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $280,306,268)			273,916,115

Convertible Bonds 0.1%

Banking 0.1%
Banco Bilbao Vizcaya Argentaria SA(j),(k)
	9.375%	1,750,000	1,932,523
Banco Santander SA(j),(k)
	9.625%	1,000,000	1,111,192
BNP Paribas SA(a),(j),(k)
	7.375%	470,000	489,884
Credit Agricole SA(a),(g),(j),(k)
	6.700%	1,640,000	1,636,043
NatWest Group PLC(j),(k)
	8.125%	1,040,000	1,135,298
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Group AG(a),(j),(k)
	9.250%	320,000	377,282
	9.250%	315,000	348,272
Total			7,030,494
Total Convertible Bonds (Cost $6,649,753)			7,030,494

Corporate Bonds & Notes 29.0%

Aerospace & Defense 0.4%
Airbus Group SE(a)
04/10/2047	3.950%	150,000	130,215
BAE Systems PLC(a)
02/15/2031	1.900%	417,000	355,801
09/15/2050	3.000%	209,000	145,603
Boeing Co. (The)
03/01/2028	3.250%	340,000	320,410
02/01/2050	3.750%	557,000	391,164
05/01/2050	5.805%	2,215,000	2,140,042
05/01/2060	5.930%	1,140,000	1,094,163
Boeing Co. (The)(a)
05/01/2029	6.298%	650,000	683,728
05/01/2031	6.388%	370,000	393,421
05/01/2034	6.528%	2,653,000	2,846,304
05/01/2054	6.858%	500,000	548,379
05/01/2064	7.008%	347,000	382,357
Bombardier, Inc.(a)
02/15/2028	6.000%	580,000	583,583
Howmet Aerospace, Inc.
10/15/2031	4.850%	1,137,000	1,162,025
Lockheed Martin Corp.
08/15/2034	4.800%	1,750,000	1,794,035
05/15/2036	4.500%	400,000	399,331
02/15/2064	5.200%	1,223,000	1,265,234
Raytheon Technologies Corp.
04/15/2047	4.350%	180,000	159,833
RTX Corp.
03/15/2054	6.400%	2,565,000	3,026,863
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	168,000	182,333
TransDigm, Inc.
11/15/2027	5.500%	685,000	682,700
TransDigm, Inc.(a)
03/01/2032	6.625%	1,130,000	1,177,743
United Technologies Corp.
06/01/2042	4.500%	153,000	142,447
05/15/2045	4.150%	199,000	173,673
11/01/2046	3.750%	450,000	367,746
Total			20,549,133
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Agencies 0.0%
Crowley Conro LLC
08/15/2043	4.181%	573,812	531,961
Airlines 0.3%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,196,605	1,187,210
Series 2017-1 Class A
01/15/2030	3.550%	376,883	349,053
Series 2017-1 Class AA
01/15/2030	3.300%	266,035	248,074
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	1,135,854	1,068,984
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	837,083	834,612
04/20/2029	5.750%	2,195,000	2,192,157
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	386,478	364,779
Series 2018-1 Class AA
09/20/2031	3.800%	277,661	267,474
Series 2019-1 Class AA
12/15/2032	3.300%	519,937	483,572
Continental Airlines Pass-Through Trust
10/29/2024	4.000%	86,493	86,309
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	198,575	185,576
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	2,764,000	2,759,398
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%	490,000	516,115
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	198,483	177,070
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	939,682	847,979
United Airlines, Inc.(a)
04/15/2026	4.375%	1,040,000	1,024,332
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	152,527	150,522
03/01/2026	4.600%	156,929	152,978
Series 2016-1 Class AA
07/07/2028	3.100%	504,511	478,099
Series 2016-1 Class B
01/07/2026	3.650%	58,071	56,164
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-1 Class A
03/01/2030	3.700%	1,274,420	1,171,702
Series 2018-1 Class AA
03/01/2030	3.500%	399,720	377,256
Series 2019-1 Class A
08/25/2031	4.550%	681,830	627,447
Series 2019-1 Class AA
08/25/2031	4.150%	762,394	732,659
Total			16,339,521
Apartment REIT 0.2%
American Homes 4 Rent LP
04/15/2032	3.625%	1,445,000	1,334,921
07/15/2034	5.500%	1,714,000	1,771,853
04/15/2052	4.300%	648,000	536,287
ERP Operating LP
12/01/2028	4.150%	164,000	163,651
09/15/2034	4.650%	1,141,000	1,135,600
Essex Portfolio LP
01/15/2031	1.650%	307,000	256,727
06/15/2031	2.550%	746,000	653,155
03/15/2032	2.650%	295,000	256,630
04/01/2034	5.500%	1,475,000	1,532,315
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	249,000	208,871
04/15/2032	4.150%	1,439,000	1,373,764
02/01/2035	4.875%	1,264,000	1,247,597
Mid-America Apartments LP
02/15/2032	5.300%	422,000	438,808
UDR, Inc.
09/01/2026	2.950%	363,000	352,358
01/15/2030	3.200%	188,000	176,465
08/15/2031	3.000%	115,000	104,759
08/01/2032	2.100%	266,000	219,281
09/01/2034	5.125%	250,000	252,585
Total			12,015,627
Automotive 0.7%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	1,055,000	1,044,650
04/15/2028	7.000%	500,000	515,163
Allison Transmission, Inc.(a)
06/01/2029	5.875%	1,030,000	1,036,676
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,128,000	1,131,732
Dana, Inc.
06/15/2028	5.625%	695,000	682,014
Ford Motor Co.
02/12/2032	3.250%	1,825,000	1,554,783

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
08/17/2027	4.125%	1,578,000	1,536,929
02/10/2029	2.900%	5,233,000	4,751,781
05/03/2029	5.113%	948,000	938,515
09/06/2029	5.303%	1,732,000	1,722,799
11/13/2030	4.000%	2,402,000	2,216,877
General Motors Financial Co., Inc.
05/08/2027	5.400%	245,000	250,329
01/08/2031	2.350%	477,000	407,648
02/08/2031	5.750%	270,000	279,167
06/10/2031	2.700%	1,759,000	1,515,308
06/18/2031	5.600%	500,000	512,734
04/04/2034	5.950%	750,000	774,263
09/06/2034	5.450%	2,363,000	2,356,013
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	455,000	417,959
04/30/2031	5.250%	145,000	130,746
07/15/2031	5.250%	940,000	848,728
Hyundai Capital America(a)
01/08/2026	1.300%	2,058,000	1,977,054
06/15/2026	1.500%	250,000	237,908
02/10/2027	3.000%	315,000	305,029
10/15/2027	2.375%	218,000	205,535
01/10/2028	1.800%	331,000	303,271
03/30/2028	5.600%	2,620,000	2,705,148
06/24/2029	5.300%	673,000	692,991
09/26/2029	4.550%	2,106,000	2,101,403
06/24/2031	5.400%	847,000	878,125
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	556,000	556,067
Total			34,587,345
Banking 8.4%
ABN AMRO Bank NV(a),(k)
10/13/2026	6.575%	500,000	509,073
12/13/2029	2.470%	1,300,000	1,195,117
Subordinated
03/13/2037	3.324%	1,000,000	873,358
AIB Group PLC(a),(k)
09/13/2029	6.608%	265,000	283,769
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	850,000	854,028
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	272,402
Banco Bilbao Vizcaya Argentaria SA(k)
03/13/2035	6.033%	1,600,000	1,698,032
Subordinated
11/15/2034	7.883%	1,800,000	2,065,298
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Santander SA
03/25/2026	1.849%	400,000	384,529
08/08/2028	5.588%	3,800,000	3,958,186
11/07/2028	6.607%	1,400,000	1,518,443
07/15/2031	5.439%	200,000	209,436
11/07/2033	6.938%	3,200,000	3,707,591
Banco Santander SA(k)
09/14/2027	1.722%	200,000	189,437
11/07/2027	6.527%	1,400,000	1,461,199
Bank of America Corp.(k)
07/22/2027	1.734%	5,751,000	5,490,931
09/15/2027	5.933%	436,000	448,974
02/04/2028	2.551%	1,545,000	1,484,217
04/24/2028	3.705%	614,000	605,004
12/20/2028	3.419%	6,235,000	6,067,355
09/15/2029	5.819%	2,825,000	2,973,183
02/13/2031	2.496%	1,689,000	1,529,658
07/23/2031	1.898%	715,000	620,233
04/22/2032	2.687%	1,930,000	1,720,779
02/04/2033	2.972%	2,190,000	1,961,979
09/15/2034	5.872%	1,180,000	1,273,592
01/23/2035	5.468%	2,210,000	2,324,276
06/19/2041	2.676%	4,775,000	3,591,651
Subordinated
08/15/2035	5.425%	1,200,000	1,231,482
Bank of Ireland Group PLC(a),(k)
03/20/2030	5.601%	550,000	569,966
Bank of Montreal(k)
09/10/2030	4.640%	700,000	707,433
Bank of Montreal
06/04/2031	5.511%	450,000	473,834
Bank of New York Mellon Corp. (The)(k)
10/25/2029	6.317%	345,000	371,087
Bank of Nova Scotia (The)(k)
11/10/2032	4.740%	810,000	812,968
Bank of Nova Scotia (The)
Subordinated
12/16/2025	4.500%	260,000	259,385
Banque Federative du Credit Mutuel SA(a)
10/04/2026	1.604%	745,000	706,626
07/13/2028	5.790%	1,000,000	1,047,963
Barclays PLC(k)
03/12/2028	5.674%	2,630,000	2,701,680
09/10/2028	4.837%	2,214,000	2,233,095
03/12/2030	5.690%	2,630,000	2,735,967
09/10/2030	4.942%	4,339,000	4,378,271
11/02/2033	7.437%	2,220,000	2,563,191
BBVA Bancomer SA(a)
09/10/2029	5.250%	1,855,000	1,881,740
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BNP Paribas SA(a),(k)
01/13/2027	1.323%	230,000	220,391
01/09/2030	5.176%	4,333,000	4,445,988
01/20/2033	3.132%	341,000	304,576
12/05/2034	5.894%	2,660,000	2,873,911
BPCE SA(a),(k)
10/06/2026	1.652%	284,000	275,085
10/19/2027	6.612%	880,000	913,631
10/19/2029	6.714%	1,090,000	1,164,736
01/20/2032	2.277%	855,000	727,746
10/19/2034	7.003%	1,415,000	1,586,806
05/30/2035	5.936%	830,000	869,301
Subordinated
10/19/2032	3.116%	1,220,000	1,051,913
BPCE SA(a)
07/19/2027	4.750%	250,000	252,532
01/18/2028	5.125%	2,950,000	3,006,053
CaixaBank SA(a),(k)
09/13/2027	6.684%	530,000	551,095
Canadian Imperial Bank of Commerce
04/08/2029	5.260%	180,000	186,933
Canadian Imperial Bank of Commerce(k)
09/11/2030	4.631%	3,139,000	3,160,228
Capital One Financial Corp.(k)
11/02/2027	1.878%	450,000	427,563
07/26/2030	5.463%	2,612,000	2,680,523
07/26/2035	5.884%	1,741,000	1,821,867
Citibank NA
08/06/2029	4.838%	5,548,000	5,676,814
04/30/2034	5.570%	1,675,000	1,786,643
Citigroup, Inc.(j),(k)
	4.000%	1,197,000	1,173,315
	7.125%	2,440,000	2,543,597
Citigroup, Inc.
01/15/2028	6.625%	215,000	230,260
Citigroup, Inc.(k)
07/24/2028	3.668%	745,000	731,726
04/23/2029	4.075%	170,000	168,309
02/13/2030	5.174%	690,000	708,299
03/20/2030	3.980%	1,300,000	1,273,315
09/19/2030	4.542%	5,494,000	5,501,137
01/29/2031	2.666%	682,000	621,283
05/01/2032	2.561%	1,860,000	1,635,242
11/03/2032	2.520%	2,275,000	1,972,647
01/25/2033	3.057%	1,735,000	1,549,366
06/11/2035	5.449%	3,755,000	3,918,667
Subordinated
05/25/2034	6.174%	1,996,000	2,129,998
02/13/2035	5.827%	3,352,000	3,497,809
Citizens Financial Group, Inc.(k)
07/23/2032	5.718%	2,627,000	2,728,584
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	289,000	287,533
07/21/2026	3.750%	356,000	350,666
Credit Agricole SA(a),(k)
01/26/2027	1.247%	1,790,000	1,710,821
09/11/2028	4.631%	630,000	632,736
10/03/2029	6.316%	1,315,000	1,399,230
Credit Agricole SA(a)
Subordinated
01/14/2030	3.250%	685,000	634,732
Credit Suisse Group AG(a),(k)
02/02/2027	1.305%	1,469,000	1,404,198
01/12/2029	3.869%	250,000	244,479
04/01/2031	4.194%	1,440,000	1,407,004
05/14/2032	3.091%	1,368,000	1,231,868
Credit Suisse Group AG(a)
01/09/2028	4.282%	2,059,000	2,042,901
Danske Bank A/S(a),(k)
03/01/2030	5.705%	320,000	333,306
Danske Bank A/S(a),(g),(k)
10/02/2030	4.613%	724,000	723,599
Deutsche Bank AG(k)
07/13/2027	7.146%	420,000	437,314
01/07/2028	2.552%	250,000	238,243
02/08/2028	5.706%	715,000	730,269
01/18/2029	6.720%	210,000	222,242
09/11/2030	4.999%	2,475,000	2,489,060
09/11/2035	5.403%	2,128,000	2,143,165
Subordinated
01/07/2033	3.742%	3,562,000	3,117,889
Deutsche Bank AG
05/10/2029	5.414%	3,508,000	3,644,025
DNB Bank ASA(a),(k)
03/30/2028	1.605%	685,000	639,343
Fifth Third Bancorp(k)
07/28/2030	4.772%	865,000	871,548
09/06/2030	4.895%	1,967,000	1,990,711
Goldman Sachs Bank(k)
03/18/2027	5.283%	2,624,000	2,658,142
Goldman Sachs Bank USA(k)
05/21/2027	5.414%	4,301,000	4,370,849
Goldman Sachs Group, Inc. (The)(j),(k)
	6.125%	1,277,000	1,284,808
	7.500%	3,550,000	3,771,122
Goldman Sachs Group, Inc. (The)
11/16/2026	3.500%	307,000	302,374
02/07/2030	2.600%	546,000	500,998

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(k)
03/09/2027	1.431%	898,000	859,214
02/24/2028	2.640%	1,700,000	1,633,637
03/15/2028	3.615%	770,000	757,583
06/05/2028	3.691%	1,301,000	1,280,356
04/23/2029	3.814%	725,000	710,739
10/24/2029	6.484%	3,705,000	3,989,985
04/25/2030	5.727%	460,000	483,426
07/23/2030	5.049%	3,548,000	3,639,942
04/22/2032	2.615%	2,705,000	2,388,961
02/24/2033	3.102%	4,340,000	3,904,044
07/23/2035	5.330%	3,114,000	3,226,834
02/24/2043	3.436%	200,000	162,809
HSBC Holdings PLC(k)
08/11/2028	5.210%	2,050,000	2,091,677
09/22/2028	2.013%	2,500,000	2,333,161
11/03/2028	7.390%	555,000	600,747
05/22/2030	3.973%	2,490,000	2,426,686
08/18/2031	2.357%	484,000	425,653
05/17/2032	5.733%	1,215,000	1,280,187
05/24/2032	2.804%	1,400,000	1,238,349
11/22/2032	2.871%	1,830,000	1,608,906
HSBC USA, Inc.
03/04/2027	5.294%	667,000	683,656
Intesa Sanpaolo SpA(a)
11/28/2033	7.200%	1,640,000	1,868,346
Intesa Sanpaolo SpA(a),(k)
Subordinated
06/01/2042	4.950%	2,956,000	2,383,412
JPMorgan Chase & Co.(k)
04/22/2028	5.571%	6,392,000	6,590,628
07/22/2028	4.979%	2,187,000	2,229,124
04/22/2030	5.581%	3,070,000	3,223,031
04/22/2035	5.766%	1,664,000	1,791,771
07/22/2035	5.294%	1,312,000	1,368,747
KeyCorp(k)
03/06/2035	6.401%	1,973,000	2,143,975
Lloyds Banking Group PLC(k)
05/11/2027	1.627%	356,000	340,187
01/05/2028	5.462%	205,000	209,567
06/05/2030	5.721%	1,100,000	1,152,753
01/05/2035	5.679%	220,000	231,629
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	391,492
Subordinated
12/10/2025	4.582%	300,000	298,969
Macquarie Bank Ltd.(a),(k)
Subordinated
03/03/2036	3.052%	280,000	244,813
Macquarie Group Ltd.(a),(k)
01/12/2027	1.340%	196,000	187,986
01/15/2030	5.033%	390,000	396,472
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mitsubishi UFJ Financial Group, Inc.(k)
07/20/2027	1.538%	420,000	399,874
Mitsubishi UFJ Financial Group, Inc.
07/17/2030	2.048%	549,000	483,005
07/18/2039	3.751%	242,000	216,409
Mizuho Financial Group, Inc.(k)
05/22/2027	1.234%	385,000	365,794
07/10/2030	5.382%	300,000	311,068
09/13/2030	2.869%	219,000	202,333
Morgan Stanley(k)
01/24/2029	3.772%	333,000	327,362
02/01/2029	5.123%	990,000	1,014,512
04/20/2029	5.164%	2,262,000	2,324,733
07/20/2029	5.449%	1,661,000	1,725,048
01/16/2030	5.173%	1,910,000	1,968,729
01/23/2030	4.431%	527,000	528,212
04/18/2030	5.656%	5,758,000	6,057,407
07/19/2030	5.042%	5,044,000	5,181,827
02/13/2032	1.794%	4,653,000	3,937,515
04/28/2032	1.928%	3,130,000	2,654,538
01/21/2033	2.943%	291,000	259,932
07/21/2034	5.424%	860,000	897,663
01/18/2035	5.466%	1,522,000	1,591,342
04/19/2035	5.831%	6,592,000	7,078,079
07/19/2035	5.320%	2,738,000	2,844,731
04/22/2039	4.457%	215,000	206,176
Subordinated
09/16/2036	2.484%	430,000	359,881
01/19/2038	5.948%	515,000	540,370
Morgan Stanley
01/27/2045	4.300%	170,000	156,643
Morgan Stanley Bank(k)
01/14/2028	4.952%	4,463,000	4,528,867
Morgan Stanley Bank NA(k)
07/14/2028	4.968%	3,138,000	3,205,355
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	409,000	356,187
National Australia Bank Ltd.(a),(k)
Subordinated
08/02/2034	3.933%	616,000	589,315
Nationwide Building Society(a),(k)
10/18/2027	6.557%	410,000	426,812
02/16/2028	2.972%	210,000	202,433
Nationwide Building Society(a)
07/29/2029	5.127%	556,000	572,626
NatWest Group PLC(k)
03/02/2027	5.847%	340,000	346,090
09/13/2029	5.808%	580,000	607,080
08/15/2030	4.964%	2,947,000	2,991,749
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NatWest Markets PLC(a)
09/29/2026	1.600%	1,530,000	1,449,859
05/17/2029	5.410%	1,535,000	1,596,159
Nordea Bank Abp(a)
09/22/2027	5.375%	200,000	206,127
09/10/2029	4.375%	3,949,000	3,969,453
Northern Trust Corp.(k)
Subordinated
05/08/2032	3.375%	231,000	224,972
PNC Financial Services Group, Inc. (The)(k)
08/18/2034	5.939%	550,000	592,848
10/20/2034	6.875%	1,640,000	1,878,533
01/22/2035	5.676%	400,000	424,228
Royal Bank of Canada(k)
08/02/2030	4.969%	3,062,000	3,142,129
Royal Bank of Scotland Group PLC
04/05/2026	4.800%	375,000	376,866
Royal Bank of Scotland Group PLC(k)
05/08/2030	4.445%	208,000	206,515
Santander Holdings USA, Inc.(k)
01/09/2030	6.174%	460,000	479,950
09/06/2030	5.353%	3,074,000	3,107,877
05/31/2035	6.342%	3,291,000	3,452,765
Santander UK Group Holdings PLC(k)
09/11/2030	4.858%	4,115,000	4,148,502
03/15/2032	2.896%	920,000	817,733
Societe Generale SA(a),(k)
12/14/2026	1.488%	2,401,000	2,300,412
01/12/2027	6.447%	600,000	610,714
01/19/2028	2.797%	1,910,000	1,824,118
01/10/2029	6.446%	600,000	626,340
01/19/2030	5.634%	700,000	716,689
06/09/2032	2.889%	1,240,000	1,075,288
01/19/2035	6.066%	1,125,000	1,173,885
Societe Generale SA(a)
01/22/2030	3.000%	354,000	321,985
Standard Chartered PLC(a),(k)
01/14/2027	1.456%	460,000	440,819
05/14/2028	5.688%	715,000	734,125
11/16/2028	7.767%	1,600,000	1,745,722
01/09/2029	6.301%	771,000	809,784
02/08/2030	7.018%	607,000	660,960
05/14/2035	5.905%	1,405,000	1,481,349
State Street Corp.(j),(k)
	6.700%	811,000	842,026
State Street Corp.(k)
02/20/2029	4.530%	2,639,000	2,663,643
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc.
10/19/2026	3.010%	297,000	289,805
01/13/2028	5.520%	310,000	321,317
07/16/2029	3.040%	769,000	723,971
07/09/2031	5.424%	750,000	786,590
Sumitomo Mitsui Trust Bank Ltd.(a)
09/10/2029	4.500%	1,793,000	1,803,760
09/10/2034	4.850%	1,372,000	1,387,005
SunTrust Bank
Subordinated
05/15/2026	3.300%	200,000	196,422
Svenska Handelsbanken AB(a)
06/15/2028	5.500%	2,040,000	2,110,876
Toronto-Dominion Bank (The)
07/17/2028	5.523%	340,000	355,605
Truist Financial Corp.(k)
10/30/2029	7.161%	1,155,000	1,266,702
01/24/2030	5.435%	2,981,000	3,085,904
01/26/2034	5.122%	1,881,000	1,901,513
06/08/2034	5.867%	599,000	637,035
01/24/2035	5.711%	1,327,000	1,398,355
UBS AG
09/11/2028	5.650%	2,090,000	2,192,831
UBS Group AG(a),(k)
05/12/2028	4.751%	1,880,000	1,891,586
08/13/2030	3.126%	4,530,000	4,239,566
09/13/2030	5.617%	4,534,000	4,736,305
02/08/2035	5.699%	1,801,000	1,899,067
09/06/2045	5.379%	2,292,000	2,345,159
UBS Group AG
05/15/2045	4.875%	905,000	883,793
UniCredit SpA(a),(k)
09/22/2026	2.569%	373,000	364,642
US Bancorp(k)
01/23/2030	5.384%	380,000	394,306
07/23/2030	5.100%	3,065,000	3,153,910
01/23/2035	5.678%	600,000	636,003
Wells Fargo & Co.(j),(k)
	6.850%	1,740,000	1,816,335
Wells Fargo & Co.(k)
04/22/2028	5.707%	5,113,000	5,280,596
07/25/2029	5.574%	836,000	869,690
10/23/2029	6.303%	3,698,000	3,954,304
01/23/2030	5.198%	10,568,000	10,894,688
07/25/2033	4.897%	4,696,000	4,750,456
04/24/2034	5.389%	1,310,000	1,358,927
07/25/2034	5.557%	1,670,000	1,751,979
10/23/2034	6.491%	4,103,000	4,586,603
04/30/2041	3.068%	2,187,000	1,725,182

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	265,000	264,067
06/14/2046	4.400%	1,525,000	1,332,259
Total			416,058,122
Brokerage/Asset Managers/Exchanges 0.1%
Apollo Global Management, Inc.
05/21/2054	5.800%	1,289,000	1,373,366
BlackRock Funding, Inc.
01/08/2035	4.900%	1,751,000	1,806,304
01/08/2055	5.350%	1,269,000	1,333,783
Brookfield Finance LLC
04/15/2050	3.450%	211,000	156,534
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	392,103
09/20/2047	4.700%	76,000	70,276
Nomura Holdings, Inc.
07/02/2027	5.594%	400,000	411,530
07/16/2030	2.679%	290,000	259,448
07/03/2034	5.783%	1,100,000	1,155,928
Total			6,959,272
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	885,000	851,812
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	1,445,000	1,335,155
JELD-WEN, Inc.(a)
12/15/2027	4.875%	550,000	538,418
Knife River Corp.(a)
05/01/2031	7.750%	480,000	510,993
Masco Corp.
10/01/2030	2.000%	400,000	348,706
08/15/2032	6.500%	184,000	202,980
Masterbrand, Inc.(a)
07/15/2032	7.000%	675,000	708,585
Owens Corning
06/15/2054	5.950%	775,000	822,601
Smyrna Ready Mix Concrete LLC(a)
11/01/2028	6.000%	575,000	578,101
Standard Industries, Inc.(a)
01/15/2028	4.750%	1,305,000	1,278,231
07/15/2030	4.375%	1,025,000	968,855
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	1,020,000	1,010,453
Total			9,154,890
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.1%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	3,049,000	2,936,819
03/01/2030	4.750%	5,270,000	4,841,764
02/01/2031	4.250%	1,160,000	1,024,521
Charter Communications Operating LLC
06/01/2034	6.550%	3,119,000	3,239,983
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	1,747,000	1,796,099
06/01/2029	6.100%	4,021,000	4,162,581
02/01/2034	6.650%	960,000	1,003,640
04/01/2038	5.375%	286,000	261,438
06/01/2041	3.500%	433,000	303,908
03/01/2042	3.500%	3,864,000	2,685,308
03/01/2050	4.800%	392,000	299,271
04/01/2051	3.700%	430,000	274,079
06/01/2052	3.900%	1,584,000	1,037,823
04/01/2053	5.250%	1,023,000	835,154
04/01/2063	5.500%	440,000	357,272
Comcast Corp.
11/15/2027	5.350%	1,655,000	1,721,528
06/01/2034	5.300%	2,109,000	2,219,138
08/15/2034	4.200%	400,000	386,813
03/01/2038	3.900%	1,120,000	1,011,293
11/01/2039	3.250%	218,000	178,099
04/01/2040	3.750%	259,000	224,055
11/01/2049	3.999%	170,000	141,881
02/01/2050	3.450%	181,000	136,742
11/01/2051	2.887%	486,000	326,239
11/01/2052	4.049%	954,000	793,053
05/15/2053	5.350%	3,500,000	3,579,590
06/01/2054	5.650%	1,722,000	1,836,537
11/01/2056	2.937%	3,865,000	2,524,918
11/01/2063	2.987%	1,221,000	773,765
Cox Communications, Inc.(a)
10/01/2030	1.800%	402,000	339,221
10/01/2050	2.950%	290,000	182,571
CSC Holdings LLC(a)
02/01/2029	6.500%	1,702,000	1,408,012
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	720,000	705,990
DISH DBS Corp.
11/15/2024	5.875%	2,105,000	2,064,230
DISH Network Corp.(a)
11/15/2027	11.750%	1,000,000	1,048,772
Hughes Satellite Systems Corp.
08/01/2026	6.625%	1,185,000	1,032,084
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	1,250,000	1,201,114
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	1,069,000	1,053,233
07/15/2028	4.000%	1,160,000	1,094,328
07/01/2029	5.500%	1,235,000	1,206,052
Time Warner Cable LLC
05/01/2037	6.550%	205,000	203,047
06/15/2039	6.750%	477,000	477,033
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	910,000	872,512
Total			53,801,510
Chemicals 0.3%
Avient Corp.(a)
08/01/2030	7.125%	810,000	844,968
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	371,000	368,219
Braskem Idesa SAPI(a)
02/20/2032	6.990%	247,000	194,564
Celanese US Holdings LLC
11/15/2030	6.550%	502,000	541,405
07/15/2032	6.379%	1,950,000	2,085,926
Chemours Co. (The)(a)
11/15/2028	5.750%	955,000	906,382
CVR Partners LP/Nitrogen Finance Corp.(a)
06/15/2028	6.125%	474,000	464,392
Dow Chemical Co. (The)
02/15/2054	5.600%	1,270,000	1,310,713
Element Solutions, Inc.(a)
09/01/2028	3.875%	725,000	690,914
INEOS Finance PLC(a)
05/15/2028	6.750%	500,000	505,652
LYB International Finance III LLC
03/01/2034	5.500%	1,818,000	1,892,595
04/01/2051	3.625%	1,716,000	1,277,051
Nutrien Ltd.
04/01/2029	4.200%	155,000	154,480
03/15/2035	4.125%	239,000	222,811
04/01/2049	5.000%	220,000	208,206
Sherwin-Williams Co. (The)
09/01/2031	4.800%	778,000	793,337
Trinseo Materials Operating SCA/Finance, Inc.(a)
09/01/2025	5.375%	272,000	241,419
Union Carbide Corp.
10/01/2096	7.750%	314,000	405,403
Total			13,108,437
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.7%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	1,750,000	1,770,727
01/08/2027	4.500%	2,100,000	2,128,598
05/14/2027	5.000%	2,554,000	2,624,002
02/27/2029	4.850%	1,684,000	1,740,301
08/16/2029	4.375%	1,750,000	1,775,999
EquipmentShare.com, Inc.(a)
05/15/2032	8.625%	530,000	556,609
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,020,000	1,018,931
John Deere Capital Corp.
09/08/2026	5.150%	2,913,000	2,980,955
01/08/2027	4.500%	2,938,000	2,975,284
06/11/2027	4.900%	2,569,000	2,633,098
09/15/2027	4.150%	1,674,000	1,686,410
07/14/2028	4.950%	666,000	687,438
01/16/2029	4.500%	2,938,000	2,993,086
06/11/2029	4.850%	1,701,000	1,756,662
04/11/2034	5.100%	2,123,000	2,222,492
06/12/2034	5.050%	2,691,000	2,809,051
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	265,000	282,752
Terex Corp.(a)
05/15/2029	5.000%	520,000	507,302
United Rentals North America, Inc.
01/15/2028	4.875%	1,205,000	1,197,202
01/15/2030	5.250%	765,000	765,537
Total			35,112,436
Consumer Cyclical Services 0.2%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	554,817
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	235,000	220,371
06/01/2028	4.625%	223,000	209,673
Arches Buyer, Inc.(a)
06/01/2028	4.250%	790,000	726,533
Ford Foundation (The)
06/01/2070	2.815%	440,000	280,790
Garda World Security Corp(a)
02/15/2027	4.625%	653,000	641,145
Prime Security Services Borrower LLC/Finance, Inc.(a)
01/15/2028	6.250%	285,000	285,045
Service Corp. International
06/01/2029	5.125%	980,000	977,986

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.
09/15/2034	4.800%	2,673,000	2,669,958
09/15/2054	5.350%	1,190,000	1,180,363
Total			7,746,681
Consumer Products 0.2%
ACCO Brands Corp.(a)
03/15/2029	4.250%	1,285,000	1,203,627
Amer Sports Co.(a)
02/16/2031	6.750%	395,000	404,645
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	800,000	800,011
Central Garden & Pet Co.
10/15/2030	4.125%	450,000	418,408
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	778,000	773,135
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	1,080,000	1,049,073
GSK Consumer Healthcare Capital US LLC
03/24/2032	3.625%	1,150,000	1,080,679
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	323,199
Newell Brands, Inc.
09/15/2029	6.625%	1,080,000	1,093,120
Newell, Inc.(k)
04/01/2026	5.700%	1,055,000	1,057,670
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	1,635,000	1,570,668
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,370,000	1,276,616
Total			11,050,851
Diversified Manufacturing 0.2%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	385,000	371,404
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,090,000	1,149,274
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,185,000	1,221,757
Griffon Corp.
03/01/2028	5.750%	976,000	962,605
Honeywell International, Inc.
03/01/2054	5.250%	610,000	636,097
Madison IAQ LLC(a)
06/30/2028	4.125%	1,235,000	1,192,601
TriMas Corp.(a)
04/15/2029	4.125%	725,000	694,048
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,010,000	1,034,079
WW Grainger, Inc.
06/15/2045	4.600%	200,000	189,565
Xylem, Inc.
01/30/2031	2.250%	176,000	154,691
Total			7,606,121
Electric 2.4%
AEP Transmission Co. LLC
09/15/2049	3.150%	440,000	316,540
08/15/2051	2.750%	600,000	396,940
Alabama Power Co.
02/15/2033	5.700%	159,000	168,713
05/15/2038	6.125%	70,000	78,099
07/15/2051	3.125%	360,000	255,687
Alliant Energy Finance LLC(a)
06/06/2027	5.400%	200,000	204,915
Ameren Illinois Co.
07/01/2054	5.550%	750,000	805,845
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	522,000	458,472
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,120,000	984,630
08/15/2046	3.500%	376,000	294,944
Calpine Corp.(a)
06/01/2026	5.250%	360,000	358,940
02/15/2028	4.500%	640,000	624,794
CenterPoint Energy Houston Electric LLC
03/01/2052	3.600%	827,000	642,465
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	197,519
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	201,630
Consolidated Edison Co. of New York, Inc.
03/15/2034	5.500%	2,138,000	2,287,783
05/15/2034	5.375%	1,289,000	1,368,192
12/01/2051	3.200%	251,000	179,293
05/15/2054	5.700%	858,000	929,810
12/01/2054	4.625%	1,405,000	1,301,227
Constellation Energy Generation LLC
10/01/2053	6.500%	1,419,000	1,641,567
03/15/2054	5.750%	505,000	534,396
Consumers Energy Co.
01/15/2030	4.700%	1,306,000	1,338,299
05/15/2033	4.625%	720,000	729,103
08/31/2064	4.350%	186,000	157,108
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Energy, Inc.(k)
06/01/2054	7.000%	340,000	372,565
02/01/2055	6.875%	520,000	552,379
DTE Electric Co.
06/15/2042	3.950%	364,000	309,978
04/01/2043	4.000%	775,000	678,846
03/01/2050	2.950%	1,307,000	924,175
03/01/2052	3.650%	599,000	477,151
DTE Energy Co.
06/01/2034	5.850%	1,202,000	1,290,846
Duke Energy Carolinas LLC
12/01/2028	6.000%	205,000	220,239
04/15/2031	2.550%	511,000	459,054
03/15/2032	2.850%	1,391,000	1,255,196
12/15/2041	4.250%	313,000	283,866
03/15/2052	3.550%	1,013,000	781,115
01/15/2053	5.350%	1,679,000	1,732,682
01/15/2054	5.400%	839,000	873,932
Duke Energy Corp.
06/15/2051	3.500%	694,000	513,600
06/15/2054	5.800%	1,110,000	1,170,033
Duke Energy Florida LLC
12/15/2031	2.400%	1,116,000	979,140
Duke Energy Indiana LLC
05/15/2046	3.750%	188,000	152,317
04/01/2050	2.750%	1,905,000	1,250,407
Duke Energy Ohio, Inc.
04/01/2033	5.250%	1,681,000	1,755,428
02/01/2049	4.300%	295,000	255,068
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	318,814
10/15/2046	3.700%	323,000	259,748
09/15/2047	3.600%	300,000	236,823
08/15/2050	2.500%	1,130,000	716,111
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	683,644
10/01/2030	2.532%	373,000	328,519
Edison International
11/15/2028	5.250%	250,000	257,033
06/15/2029	5.450%	385,000	399,877
Emera US Finance LP
06/15/2031	2.639%	580,000	503,782
06/15/2046	4.750%	600,000	534,757
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	324,887
06/26/2029	5.125%	820,000	839,881
06/26/2034	5.500%	1,235,000	1,281,764
Enel Finance International NV(a),(k)
07/12/2031	2.500%	921,000	800,162
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Arkansas LLC
01/15/2033	5.150%	1,680,000	1,747,274
06/15/2051	2.650%	1,323,000	849,105
Entergy Corp.(k)
12/01/2054	7.125%	910,000	945,618
Entergy Louisiana LLC
06/01/2031	3.050%	161,000	148,271
03/15/2051	2.900%	880,000	587,019
03/15/2054	5.700%	500,000	533,129
Entergy Mississippi LLC
09/01/2033	5.000%	500,000	509,327
Entergy Texas, Inc.
03/15/2031	1.750%	1,609,000	1,364,733
09/15/2054	5.550%	564,000	583,708
Eversource Energy
07/01/2027	4.600%	232,000	233,419
04/15/2031	5.850%	1,704,000	1,813,602
07/15/2034	5.950%	1,023,000	1,099,509
Exelon Generation Co. LLC
10/01/2041	5.750%	800,000	843,372
06/15/2042	5.600%	1,590,000	1,644,890
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	580,000	521,925
Florida Power & Light Co.
09/01/2035	5.400%	205,000	215,416
Fortis, Inc.
10/04/2026	3.055%	211,000	205,336
Interstate Power and Light Co.
09/30/2034	4.950%	75,000	76,167
ITC Holdings Corp.(a)
09/22/2027	4.950%	428,000	434,267
05/14/2030	2.950%	530,000	489,231
06/01/2033	5.400%	700,000	724,449
05/09/2034	5.650%	1,135,000	1,196,807
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	259,021
03/01/2032	2.750%	1,230,000	1,077,681
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	164,334
Kansas City Power & Light Co.
06/15/2047	4.200%	400,000	340,867
Metropolitan Edison Co.(a)
04/01/2028	5.200%	862,000	883,246
01/15/2029	4.300%	1,316,000	1,308,568
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	655,468
08/01/2052	2.700%	970,000	639,817
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	255,000	252,852

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi Power Co.
03/15/2042	4.250%	570,000	503,118
07/30/2051	3.100%	1,343,000	931,897
Nevada Power Co.
04/01/2036	6.650%	225,000	255,080
09/15/2040	5.375%	546,000	551,773
New England Power Co.(a)
12/05/2047	3.800%	168,000	134,501
NextEra Energy Capital Holdings, Inc.(k)
06/15/2054	6.750%	490,000	529,554
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	257,000	239,403
Northern States Power Co.
06/01/2052	4.500%	440,000	403,868
03/15/2054	5.400%	678,000	716,738
NRG Energy, Inc.(a)
12/02/2025	2.000%	293,000	282,657
12/02/2027	2.450%	327,000	306,395
06/15/2029	4.450%	199,000	194,508
06/15/2029	5.250%	1,165,000	1,161,173
NRG Energy, Inc.
01/15/2027	6.625%	107,000	107,035
01/15/2028	5.750%	920,000	926,746
NSTAR Electric Co.
06/01/2034	5.400%	1,293,000	1,365,781
Ohio Power Co.
10/01/2051	2.900%	695,000	457,043
Oncor Electric Delivery Co. LLC(a)
06/15/2054	5.550%	1,451,000	1,543,588
Pacific Gas and Electric Co.
03/01/2026	2.950%	1,295,000	1,264,076
01/15/2029	6.100%	175,000	184,851
07/01/2030	4.550%	1,648,000	1,636,084
06/15/2033	6.400%	1,430,000	1,563,166
05/15/2034	5.800%	2,015,000	2,130,432
06/01/2041	4.200%	650,000	550,601
08/15/2042	3.750%	183,000	144,935
02/15/2044	4.750%	377,000	337,173
12/01/2047	3.950%	2,540,000	2,002,516
07/01/2050	4.950%	3,579,000	3,259,326
08/01/2050	3.500%	425,000	307,758
01/15/2053	6.750%	20,000	22,832
10/01/2054	5.900%	190,000	196,824
PacifiCorp
02/15/2050	4.150%	887,000	736,167
Palomino Funding Trust I(a)
05/17/2028	7.233%	500,000	536,299
PECO Energy Co.
06/15/2050	2.800%	490,000	332,774
09/15/2051	2.850%	1,351,000	915,615
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	840,000	846,708
03/15/2028	3.250%	1,234,000	1,186,916
PG&E Corp.
07/01/2028	5.000%	816,000	809,351
07/01/2030	5.250%	610,000	606,391
PG&E Corp.(k)
03/15/2055	7.375%	780,000	819,155
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	210,208
03/15/2043	4.150%	250,000	222,018
PPL Capital Funding, Inc.
09/01/2034	5.250%	1,114,000	1,146,794
PPL Electric Utilities Corp.
05/15/2053	5.250%	220,000	227,630
Public Service Co. of Colorado
01/15/2051	2.700%	505,000	327,855
Public Service Co. of Oklahoma
08/15/2051	3.150%	757,000	526,075
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,924,000	1,639,885
05/01/2050	2.700%	524,000	352,725
08/01/2050	2.050%	311,000	182,028
Public Service Enterprise Group, Inc.
04/01/2034	5.450%	1,441,000	1,502,353
Puget Sound Energy, Inc.
09/15/2051	2.893%	800,000	531,935
06/15/2054	5.685%	1,399,000	1,502,639
San Diego Gas & Electric Co.
08/15/2028	4.950%	640,000	657,767
08/15/2051	2.950%	535,000	375,598
Southern California Edison Co.
03/01/2028	3.650%	200,000	195,927
06/01/2031	5.450%	440,000	465,438
01/15/2036	5.550%	130,000	135,951
02/01/2038	5.950%	210,000	229,741
03/01/2048	4.125%	843,000	712,824
12/01/2053	5.875%	1,566,000	1,698,307
Southern Power Co.
09/15/2041	5.150%	398,000	392,549
Southwestern Electric Power Co.
04/01/2033	5.300%	370,000	381,656
04/01/2045	3.900%	428,000	341,621
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	308,177
Toledo Edison Co. (The)
05/15/2037	6.150%	205,000	228,892
Tucson Electric Power Co.
04/15/2053	5.500%	410,000	420,109
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Electric Co.
01/15/2054	5.250%	515,000	522,958
Virginia Electric and Power Co.
08/15/2034	5.050%	874,000	897,690
11/15/2051	2.950%	1,120,000	763,722
08/15/2054	5.550%	1,717,000	1,805,719
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,860,000	1,857,607
07/31/2027	5.000%	690,000	685,582
10/15/2031	7.750%	370,000	398,236
04/15/2034	6.000%	3,844,000	4,103,829
Xcel Energy, Inc.
09/15/2041	4.800%	90,000	82,804
Total			119,614,815
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	245,000	242,979
08/01/2028	4.000%	980,000	942,172
06/15/2029	4.750%	365,000	355,809
01/15/2031	6.750%	450,000	472,184
Republic Services, Inc.
11/15/2029	5.000%	1,714,000	1,775,455
02/15/2031	1.450%	378,000	316,728
Total			4,105,327
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2026	2.450%	940,000	903,010
10/29/2028	3.000%	235,000	221,986
09/10/2029	4.625%	415,000	415,362
01/30/2032	3.300%	225,000	202,779
AerCap Ireland Capital DAC/Global Aviation Trust(k)
03/10/2055	6.950%	560,000	579,788
Ares Strategic Income Fund(a),(g)
02/15/2030	5.600%	1,263,000	1,252,573
Aviation Capital Group LLC(a)
08/01/2025	4.125%	505,000	501,649
Avolon Holdings Funding Ltd.(a)
01/15/2026	5.500%	1,620,000	1,628,425
02/21/2026	2.125%	249,000	239,582
11/18/2027	2.528%	2,445,000	2,281,418
05/04/2028	6.375%	185,000	193,231
03/01/2029	5.750%	1,596,000	1,642,847
11/15/2029	5.750%	4,205,000	4,340,486
Golub Capital Private Credit Fund(a)
09/12/2029	5.800%	1,335,000	1,330,208
Macquarie Airfinance Holdings Ltd.(a)
03/17/2030	5.150%	340,000	340,520
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mitsubishi HC Finance America LLC(a)
09/12/2028	5.807%	500,000	521,284
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	996,000	995,875
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,705,000	1,604,216
Springleaf Finance Corp.
03/15/2026	7.125%	1,570,000	1,603,951
11/15/2029	5.375%	530,000	509,067
Total			21,308,257
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	7,201,000	7,227,046
02/01/2046	4.900%	203,000	199,859
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	28,731
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%	1,089,000	1,048,454
01/23/2039	5.450%	857,000	916,526
06/01/2040	4.350%	505,000	476,969
01/23/2059	5.800%	628,000	707,803
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	864,000	841,134
09/17/2029	4.200%	1,754,000	1,748,974
09/17/2034	4.650%	3,507,000	3,499,474
Campbell Soup Co.
04/24/2030	2.375%	205,000	185,074
04/24/2050	3.125%	249,000	175,176
Cargill, Inc.(a)
11/01/2036	7.250%	300,000	343,451
04/22/2052	4.375%	160,000	144,978
Central American Bottling Corp/CBC Bottling Holdco SL/Beliv Holdco SL(a)
04/27/2029	5.250%	419,000	406,878
Coca-Cola Co. (The)
08/14/2034	4.650%	2,023,000	2,069,765
01/14/2055	5.200%	1,757,000	1,842,770
05/13/2064	5.400%	431,000	459,604
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	339,000	314,058
09/01/2032	1.850%	1,000,000	821,825
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	645,000	641,627
JBS SA/Food Co./Finance, Inc.
12/01/2031	3.750%	600,000	550,964
01/15/2032	3.625%	856,000	781,752
05/15/2032	3.000%	3,121,000	2,705,651
12/01/2052	6.500%	878,000	935,966

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	381,000	422,031
11/15/2053	7.250%	2,082,000	2,419,526
Keurig Dr Pepper, Inc.
06/15/2027	3.430%	135,000	132,405
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	540,000	536,838
PepsiCo, Inc.
07/18/2032	3.900%	2,106,000	2,070,937
Performance Food Group, Inc.(a)
10/15/2027	5.500%	780,000	777,401
Post Holdings, Inc.(a)
04/15/2030	4.625%	915,000	875,157
Total			36,308,804
Gaming 0.1%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,060,000	1,008,704
MGM Resorts International
04/15/2027	5.500%	580,000	581,772
04/15/2032	6.500%	320,000	325,775
Station Casinos LLC(a)
02/15/2028	4.500%	550,000	531,246
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	515,000	515,144
Wynn Macau Ltd.(a)
08/26/2028	5.625%	295,000	286,338
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	805,000	795,062
Total			4,044,041
Health Care 0.9%
Abbott Laboratories
11/30/2036	4.750%	297,000	304,462
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,080,000	1,051,612
AdaptHealth LLC(a)
08/01/2029	4.625%	915,000	847,897
Alcon Finance Corp.(a)
05/27/2030	2.600%	464,000	423,753
12/06/2032	5.375%	2,284,000	2,389,147
Ascension Health
11/15/2029	2.532%	341,000	316,750
Avantor Funding, Inc.(a)
07/15/2028	4.625%	445,000	435,098
Baxter International, Inc.
04/01/2031	1.730%	1,250,000	1,051,157
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson & Co.
06/07/2029	5.081%	1,712,000	1,768,366
Boston Scientific Corp.
03/01/2039	4.550%	84,000	82,259
Children’s Hospital Corp. (The)
02/01/2050	2.585%	232,000	155,901
Children’s Hospital/DC
07/15/2050	2.928%	259,000	179,380
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	800,000	786,828
Cigna Corp.
07/15/2046	4.800%	218,000	203,967
CommonSpirit Health
10/01/2025	1.547%	230,000	221,969
10/01/2029	3.347%	787,000	749,564
10/01/2030	2.782%	228,000	207,223
10/01/2050	3.910%	225,000	180,443
Cottage Health Obligated Group
11/01/2049	3.304%	208,000	159,214
CVS Health Corp.
06/01/2054	6.050%	25,000	26,044
CVS Pass-Through Trust(a)
10/10/2025	6.204%	28,068	28,043
01/10/2032	7.507%	75,902	81,571
01/10/2034	5.926%	556,791	567,617
01/10/2036	4.704%	1,409,535	1,343,933
08/11/2036	4.163%	123,847	114,921
DaVita, Inc.(a)
06/01/2030	4.625%	1,160,000	1,104,033
DH Europe Finance II Sarl
11/15/2024	2.200%	2,060,000	2,051,631
Encompass Health Corp.
02/01/2030	4.750%	745,000	728,043
04/01/2031	4.625%	210,000	201,111
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	341,000	238,531
Hartford HealthCare Corp.
07/01/2054	3.447%	460,000	346,981
HCA, Inc.
06/15/2029	4.125%	5,499,000	5,414,186
03/15/2032	3.625%	1,355,000	1,253,273
04/01/2034	5.600%	330,000	343,897
09/15/2034	5.450%	330,000	339,604
06/15/2039	5.125%	225,000	221,486
06/15/2047	5.500%	1,470,000	1,459,813
06/15/2049	5.250%	1,537,000	1,460,907
07/15/2051	3.500%	102,000	73,431
03/15/2052	4.625%	480,000	416,494
06/01/2053	5.900%	1,066,000	1,112,364
04/01/2054	6.000%	330,000	348,864
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/15/2054	5.950%	900,000	944,983
Hologic, Inc.(a)
02/15/2029	3.250%	525,000	489,329
IQVIA, Inc.(a)
05/15/2027	5.000%	1,073,000	1,066,360
Memorial Health Services
11/01/2049	3.447%	419,000	331,647
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,865,000	1,765,618
MultiCare Health System
08/15/2050	2.803%	194,000	123,424
NYU Langone Hospitals
07/01/2055	3.380%	188,000	140,219
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	297,450
Quest Diagnostics, Inc.
12/15/2027	4.600%	280,000	283,686
12/15/2029	4.625%	740,000	749,037
06/30/2031	2.800%	179,000	161,341
Solventum Corp.(a)
03/23/2034	5.600%	250,000	258,961
Tenet Healthcare Corp.
02/01/2027	6.250%	1,400,000	1,402,488
11/01/2027	5.125%	365,000	363,919
06/01/2029	4.250%	1,091,000	1,052,900
06/15/2030	6.125%	2,170,000	2,206,602
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	324,000	207,598
Total			42,637,330
Healthcare Insurance 0.3%
Aetna, Inc.
12/15/2037	6.750%	201,000	227,535
Anthem, Inc.
12/01/2047	4.375%	94,000	83,167
Elevance Health, Inc.
06/15/2029	5.150%	1,852,000	1,920,860
06/15/2034	5.375%	1,293,000	1,358,703
UnitedHealth Group, Inc.
04/15/2027	4.600%	1,754,000	1,785,852
08/15/2039	3.500%	247,000	212,714
05/15/2041	3.050%	394,000	310,925
07/15/2044	5.500%	446,000	471,813
02/15/2053	5.875%	1,361,000	1,505,769
04/15/2053	5.050%	2,660,000	2,640,447
04/15/2054	5.375%	815,000	845,819
07/15/2054	5.625%	451,000	483,580
07/15/2064	5.750%	896,000	967,237
Total			12,814,421
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.1%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	121,007
12/15/2030	4.900%	341,000	348,045
02/01/2033	1.875%	225,000	180,625
02/01/2050	4.000%	225,000	179,395
04/15/2053	5.150%	85,000	81,225
HCP, Inc.
07/15/2029	3.500%	240,000	230,481
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	500,000	459,487
Sabra Health Care LP
12/01/2031	3.200%	440,000	387,170
Ventas Realty LP
07/01/2034	5.625%	756,000	795,100
Total			2,782,535
Home Construction 0.0%
Weekley Homes LLC/Finance Corp.(a)
09/15/2028	4.875%	1,025,000	998,730
Independent Energy 0.7%
Aker BP ASA(a),(g)
10/01/2034	5.125%	470,000	464,081
10/01/2054	5.800%	300,000	294,963
Antero Resources Corp.(a)
07/15/2026	8.375%	1,275,000	1,315,607
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
12/31/2028	8.250%	680,000	696,358
Baytex Energy Corp.(a)
04/30/2030	8.500%	660,000	684,309
California Resources Corp.(a)
02/01/2026	7.125%	245,000	244,896
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	1,195,000	1,193,533
04/15/2029	6.750%	175,000	178,332
Civitas Resources, Inc.(a)
07/01/2028	8.375%	700,000	731,560
11/01/2030	8.625%	230,000	243,846
07/01/2031	8.750%	1,325,000	1,404,500
CNX Resources Corp.(a)
01/15/2029	6.000%	830,000	834,571
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	715,000	715,888
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,085,000	1,060,606
ConocoPhillips Co.
03/15/2054	5.550%	2,350,000	2,457,530

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crescent Energy Finance LLC(a)
02/15/2028	9.250%	1,060,000	1,106,907
Devon Energy Corp.
09/15/2034	5.200%	2,200,000	2,190,792
09/15/2054	5.750%	1,630,000	1,584,741
Diamondback Energy, Inc.
04/18/2027	5.200%	849,000	866,235
01/30/2030	5.150%	1,585,000	1,626,913
04/18/2034	5.400%	1,161,000	1,185,051
03/24/2051	4.400%	510,000	424,484
04/18/2054	5.750%	1,352,000	1,362,149
04/18/2064	5.900%	427,000	431,546
Encino Acquisition Partners Holdings LLC(a)
05/01/2028	8.500%	360,000	366,559
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	1,090,000	1,061,240
Lundin Energy Finance BV(a)
07/15/2026	2.000%	218,000	208,525
Marathon Oil Corp.
04/01/2034	5.700%	980,000	1,051,339
10/01/2037	6.600%	150,000	171,479
Matador Resources Co.(a)
04/15/2032	6.500%	425,000	424,130
Oasis Petroleum, Inc.(a)
06/01/2026	6.375%	810,000	812,147
Occidental Petroleum Corp.
08/01/2029	5.200%	150,000	152,462
01/01/2032	5.375%	240,000	243,665
03/15/2040	6.200%	1,068,000	1,107,721
Ovintiv, Inc.
07/15/2033	6.250%	219,000	231,604
Permian Resources Operating LLC(a)
07/15/2031	9.875%	250,000	278,890
01/15/2032	7.000%	300,000	311,928
Pioneer Natural Resources Co.
08/15/2030	1.900%	436,000	382,186
Range Resources Corp.
05/15/2025	4.875%	920,000	915,898
SM Energy Co.
09/15/2026	6.750%	460,000	460,049
01/15/2027	6.625%	910,000	910,620
Southwestern Energy Co.
09/15/2028	8.375%	615,000	632,796
02/01/2029	5.375%	745,000	741,961
Vital Energy, Inc.(a)
04/15/2032	7.875%	260,000	251,863
Total			34,016,460
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.4%
BP Capital Markets America, Inc.
11/17/2027	5.017%	556,000	571,867
01/12/2032	2.721%	2,174,000	1,937,108
02/13/2033	4.812%	905,000	916,966
09/11/2033	4.893%	885,000	900,377
11/10/2050	2.772%	705,000	463,518
06/04/2051	2.939%	341,000	231,567
03/17/2052	3.001%	2,590,000	1,776,282
BP Capital Markets PLC(j),(k)
	4.375%	785,000	777,042
	4.875%	1,765,000	1,747,831
Eni SpA(a)
05/15/2054	5.950%	1,330,000	1,370,754
Exxon Mobil Corp.
08/16/2039	2.995%	278,000	228,157
08/16/2049	3.095%	346,000	254,563
Shell International Finance BV
11/26/2051	3.000%	2,000,000	1,397,574
Total Capital International SA
06/29/2041	2.986%	477,000	370,098
05/29/2050	3.127%	1,400,000	1,011,027
TotalEnergies Capital SA
04/05/2034	5.150%	847,000	881,304
04/05/2054	5.488%	1,393,000	1,440,251
09/10/2054	5.275%	1,418,000	1,421,223
04/05/2064	5.638%	1,993,000	2,080,922
09/10/2064	5.425%	439,000	441,572
Total			20,220,003
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	1,145,000	1,102,693
Carnival Corp.(a)
08/01/2028	4.000%	820,000	791,576
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	630,000	679,980
Cedar Fair LP
07/15/2029	5.250%	405,000	397,973
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	480,000	486,175
Cinemark USA, Inc.(a)
07/15/2028	5.250%	445,000	437,502
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	1,205,000	1,229,234
10/15/2027	4.750%	435,000	429,097
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	340,000	351,876
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	166,000	166,146
Total			6,072,252
Life Insurance 0.3%
AIA Group Ltd.(a)
Subordinated
09/16/2040	3.200%	540,000	423,905
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	199,000	225,103
Allianz SE(a),(k)
09/03/2054	5.600%	1,200,000	1,235,878
Athene Global Funding(a)
01/08/2026	1.450%	358,000	344,034
11/12/2026	2.950%	1,408,000	1,364,603
CNO Global Funding(a)
06/04/2027	5.875%	800,000	824,317
09/09/2029	4.950%	160,000	160,695
F&G Annuities & Life, Inc.
06/04/2029	6.500%	500,000	514,945
F&G Global Funding(a)
06/30/2026	1.750%	130,000	123,133
06/10/2027	5.875%	600,000	614,730
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	192,024
High Street Funding Trust I(a)
02/15/2028	4.111%	735,000	715,201
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	276,904
Metropolitan Life Global Funding I(a)
09/19/2027	3.000%	170,000	164,725
03/28/2033	5.150%	1,383,000	1,434,673
Mutual of Omaha Cos Global Funding(a)
12/12/2028	5.450%	350,000	362,784
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	391,152
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	256,000	222,664
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	510,000	534,881
Protective Life Global Funding(a)
12/08/2028	5.467%	632,000	660,699
Prudential Funding Asia PLC
04/14/2030	3.125%	550,000	517,985
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	702,000	718,864
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	153,000	146,597
05/15/2047	4.270%	850,000	741,469
Total			12,911,965
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	464,956
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	395,000	389,668
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	605,000	603,322
Total			1,457,946
Media and Entertainment 0.8%
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,505,000	1,479,506
Gray Television, Inc.(a)
10/15/2030	4.750%	1,075,000	687,562
iHeartCommunications, Inc.
05/01/2026	6.375%	415,000	362,766
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,430,000	974,798
Lamar Media Corp.
02/15/2030	4.000%	970,000	914,125
Meta Platforms, Inc.
08/15/2029	4.300%	1,749,000	1,775,935
08/15/2031	4.550%	1,312,000	1,341,261
08/15/2034	4.750%	2,186,000	2,231,044
05/15/2053	5.600%	1,730,000	1,875,683
08/15/2054	5.400%	3,041,000	3,184,390
08/15/2064	5.550%	2,885,000	3,058,472
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	1,050,000	1,016,756
Netflix, Inc.
08/15/2034	4.900%	3,489,000	3,608,034
08/15/2054	5.400%	1,445,000	1,526,622
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	1,450,000	1,436,511
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	630,000	600,038
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	890,000	663,068
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	230,000	200,338

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	1,325,000	1,038,876
Take-Two Interactive Software, Inc.
04/14/2027	3.700%	142,000	140,140
06/12/2034	5.600%	1,590,000	1,667,609
TEGNA, Inc.
03/15/2028	4.625%	362,000	347,236
09/15/2029	5.000%	1,091,000	1,039,234
Univision Communications, Inc.(a)
08/15/2028	8.000%	820,000	838,628
Warnermedia Holdings, Inc.
03/15/2032	4.279%	4,343,000	3,857,175
03/15/2042	5.050%	1,640,000	1,339,585
03/15/2052	5.141%	3,199,000	2,466,254
Total			39,671,646
Metals and Mining 0.3%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	1,175,000	1,190,640
Allegheny Technologies, Inc.
12/01/2027	5.875%	840,000	839,209
ArcelorMittal SA
06/17/2054	6.350%	1,469,000	1,533,532
Big River Steel LLC/Finance Corp.(a)
01/31/2029	6.625%	320,000	324,195
Carpenter Technology Corp.
07/15/2028	6.375%	485,000	488,266
Cleveland-Cliffs, Inc.
06/01/2027	5.875%	748,000	749,403
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	449,000	424,264
Freeport-McMoRan, Inc.
08/01/2030	4.625%	522,000	521,566
Glencore Funding LLC(a)
09/23/2031	2.625%	1,420,000	1,244,029
04/04/2034	5.634%	5,343,000	5,578,413
04/04/2054	5.893%	352,000	370,482
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	545,000	527,616
Newmont Corp./Newcrest Finance Pty Ltd.
03/15/2034	5.350%	1,241,000	1,301,516
Steel Dynamics, Inc.
10/15/2027	1.650%	212,000	196,260
United States Steel Corp.
03/01/2029	6.875%	490,000	497,195
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vale Overseas Ltd.
06/12/2033	6.125%	295,000	312,286
06/28/2054	6.400%	1,173,000	1,233,184
Total			17,332,056
Midstream 1.4%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	1,115,000	1,110,484
Antero Midstream Partners LP/Finance Corp.(a)
06/15/2029	5.375%	730,000	723,239
Blue Racer Midstream LLC/Finance Corp.(a)
07/15/2026	6.625%	475,000	474,730
Buckeye Partners LP
12/01/2027	4.125%	560,000	539,104
11/15/2043	5.850%	770,000	689,496
Cameron LNG LLC(a)
01/15/2039	3.701%	302,000	260,295
Cheniere Energy Partners LP
10/01/2029	4.500%	1,770,000	1,740,827
03/01/2031	4.000%	1,600,000	1,516,287
Cheniere Energy Partners LP(a)
08/15/2034	5.750%	2,860,000	2,982,762
Columbia Pipelines Holding Co. LLC(a)
10/01/2031	5.097%	436,000	439,837
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	685,000	732,363
08/15/2043	6.497%	410,000	456,234
DT Midstream, Inc.(a)
06/15/2029	4.125%	820,000	784,379
Enbridge, Inc.
11/15/2028	6.000%	1,258,000	1,336,433
11/15/2030	6.200%	1,258,000	1,369,775
04/05/2034	5.625%	2,120,000	2,227,139
04/05/2054	5.950%	423,000	447,963
Enbridge, Inc.(k)
01/15/2084	8.500%	1,145,000	1,283,951
Energy Transfer LP
07/01/2029	5.250%	2,942,000	3,032,746
09/01/2034	5.600%	2,531,000	2,629,763
05/15/2054	5.950%	1,951,000	1,996,882
09/01/2054	6.050%	1,285,000	1,329,357
Energy Transfer Operating LP
04/15/2047	5.300%	857,000	806,901
05/15/2050	5.000%	506,000	457,144
Energy Transfer Partners LP
06/01/2041	6.050%	299,000	309,062
EnLink Midstream LLC
06/01/2029	5.375%	137,000	140,410
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EnLink Midstream LLC(a)
09/01/2030	6.500%	1,163,000	1,254,683
Enterprise Products Operating LLC
10/15/2034	6.650%	875,000	996,753
02/15/2035	4.950%	1,745,000	1,771,285
02/16/2055	5.550%	2,522,000	2,605,549
EQM Midstream Partners LP(a)
01/15/2029	4.500%	1,335,000	1,305,973
01/15/2031	4.750%	895,000	866,848
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	270,000	236,310
12/30/2039	4.317%	260,000	208,597
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	1,368,945	1,214,927
03/31/2036	2.625%	1,070,000	915,322
09/30/2040	2.940%	1,034,701	872,302
Genesis Energy LP/Finance Corp.
01/15/2027	8.000%	555,000	567,233
02/01/2028	7.750%	480,000	485,999
Harvest Midstream I LP(a)
05/15/2032	7.500%	420,000	441,551
Hess Midstream Operations LP(a)
02/15/2026	5.625%	595,000	595,090
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	242,000	222,631
Kinder Morgan, Inc.
08/01/2050	3.250%	1,164,000	792,284
08/01/2054	5.950%	356,000	369,585
Kinetik Holdings LP(a)
12/15/2028	6.625%	940,000	976,351
06/15/2030	5.875%	2,759,000	2,778,159
MPLX LP
06/01/2034	5.500%	1,905,000	1,958,616
03/14/2052	4.950%	210,000	188,476
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2029	8.125%	280,000	287,103
02/15/2032	8.375%	420,000	432,859
Northriver Midstream Finance LP(a)
07/15/2032	6.750%	540,000	558,247
NuStar Logistics LP
06/01/2026	6.000%	590,000	593,939
04/28/2027	5.625%	440,000	441,900
10/01/2030	6.375%	530,000	550,043
ONEOK, Inc.
10/15/2031	4.750%	940,000	940,132
11/01/2034	5.050%	1,278,000	1,272,172
11/01/2054	5.700%	3,265,000	3,248,012
11/01/2064	5.850%	337,000	334,771
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	540,000	516,231
05/15/2030	4.800%	670,000	631,343
South Bow USA Infrastructure Holdings LLC(a)
09/01/2027	4.911%	990,000	997,579
10/01/2029	5.026%	590,000	591,856
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	222,000	242,641
Sunoco LP(a)
05/01/2032	7.250%	365,000	386,615
Sunoco LP/Finance Corp.
04/15/2027	6.000%	615,000	616,902
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	550,000	521,048
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	371,000	370,682
12/31/2030	6.000%	535,000	508,571
TransCanada PipeLines Ltd.
03/01/2034	4.625%	1,035,000	1,020,720
10/15/2037	6.200%	170,000	186,744
05/15/2038	4.750%	400,000	385,268
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	1,290,000	1,344,825
02/01/2029	9.500%	1,025,000	1,152,394
06/01/2031	8.375%	1,440,000	1,517,880
Total			71,092,564
Natural Gas 0.1%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	194,000	193,752
Atmos Energy Corp.
02/15/2052	2.850%	510,000	344,711
10/15/2052	5.750%	185,000	202,154
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	291,869
Engie SA(a)
04/10/2034	5.625%	535,000	563,095
04/10/2054	5.875%	390,000	406,946
NiSource Finance Corp.
02/01/2042	5.800%	381,000	392,582
NiSource, Inc.
09/01/2029	2.950%	257,000	241,054
02/15/2031	1.700%	307,000	259,191
ONE Gas, Inc.
05/15/2030	2.000%	372,000	330,312
Sempra(k)
10/01/2054	6.875%	1,570,000	1,631,303
Southern California Gas Co.
02/01/2030	2.550%	374,000	343,103

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. Gas Capital Corp.
06/15/2026	3.250%	169,000	166,445
10/01/2046	3.950%	247,000	203,364
09/30/2051	3.150%	750,000	518,422
Total			6,088,303
Office REIT 0.0%
Corporate Office Properties LP
04/15/2031	2.750%	550,000	481,080
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	299,624
Diamond Foreign Asset Co. /Finance LLC(a)
10/01/2030	8.500%	295,000	308,202
Guara Norte Sarl(a)
06/15/2034	5.198%	828,150	788,059
Halliburton Co.
11/15/2035	4.850%	169,000	168,743
08/01/2043	4.750%	260,000	242,626
MV24 Capital BV(a)
06/01/2034	6.748%	472,980	461,590
Nabors Industries, Inc.(a)
05/15/2027	7.375%	495,000	496,183
National Oilwell Varco, Inc.
12/01/2029	3.600%	341,000	323,691
Noble Finance II LLC(a)
04/15/2030	8.000%	435,000	448,860
Precision Drilling Corp.(a)
01/15/2026	7.125%	449,000	448,419
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	670,000	676,042
Valaris Ltd.(a)
04/30/2030	8.375%	550,000	566,597
Total			5,228,636
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	276,000	264,492
Other Industry 0.1%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	305,000	294,472
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	1,060,000	1,040,408
Hillenbrand, Inc.
03/01/2031	3.750%	805,000	720,278
MasTec, Inc.(a)
08/15/2028	4.500%	710,000	697,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pepperdine University
12/01/2059	3.301%	191,000	134,631
Quanta Services, Inc.
08/09/2034	5.250%	1,260,000	1,287,541
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	589,280
University of Miami
04/01/2052	4.063%	320,000	277,108
University of Southern California
10/01/2120	3.226%	235,000	155,058
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	175,000	170,151
Williams Scotsman, Inc.(a)
10/01/2031	7.375%	365,000	385,561
Total			5,751,935
Other REIT 0.2%
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,466,110
Extra Space Storage LP
06/15/2029	4.000%	280,000	274,671
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	314,000	307,135
Prologis LP
04/15/2030	2.250%	280,000	252,816
04/15/2050	3.000%	546,000	381,925
03/15/2054	5.250%	431,000	437,814
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	1,055,000	1,041,100
Starwood Property Trust, Inc.(a)
04/01/2029	7.250%	560,000	587,332
Sun Communities Operating LP
04/15/2032	4.200%	1,879,000	1,774,264
WP Carey, Inc.
10/01/2026	4.250%	345,000	343,469
04/01/2033	2.250%	436,000	360,069
Total			11,226,705
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	351,117
12/01/2046	4.000%	431,000	368,662
05/01/2050	3.450%	408,000	316,765
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	552,996
Total			1,589,540
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,319,943
Berry Global, Inc.(a)
06/15/2031	5.800%	3,180,000	3,306,893
LABL Escrow Issuer LLC(a)
07/15/2026	6.750%	698,000	697,604
Mauser Packaging Solutions Holding Co.(a)
04/15/2027	7.875%	645,000	667,032
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	1,175,000	1,180,939
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	1,175,000	1,130,785
Sealed Air Corp.(a)
12/01/2027	4.000%	780,000	753,751
Sonoco Products Co.
09/01/2034	5.000%	1,051,000	1,036,701
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	580,000	576,995
Total			10,670,643
Paper 0.0%
Graphic Packaging International LLC(a)
04/15/2026	1.512%	462,000	436,568
07/15/2032	6.375%	595,000	614,672
Packaging Corp. of America
12/15/2049	4.050%	268,000	222,213
Total			1,273,453
Pharmaceuticals 1.5%
AbbVie, Inc.
03/15/2027	4.800%	2,123,000	2,163,965
03/15/2029	4.800%	2,123,000	2,184,422
11/21/2029	3.200%	3,131,000	2,993,532
03/15/2031	4.950%	1,275,000	1,325,009
03/15/2034	5.050%	2,608,000	2,723,924
03/15/2035	4.550%	2,436,000	2,436,896
05/14/2035	4.500%	1,842,000	1,835,672
11/21/2039	4.050%	5,449,000	5,033,162
11/06/2042	4.400%	280,000	263,998
05/14/2046	4.450%	205,000	191,309
11/21/2049	4.250%	2,244,000	2,008,103
03/15/2054	5.400%	300,000	318,137
Amgen, Inc.
03/02/2043	5.600%	1,225,000	1,283,926
03/02/2053	5.650%	2,145,000	2,257,211
Astrazeneca Finance LLC
02/26/2034	5.000%	1,717,000	1,792,170
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AstraZeneca PLC
09/15/2037	6.450%	290,000	339,122
09/18/2042	4.000%	341,000	306,332
05/28/2051	3.000%	437,000	318,446
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	2,070,000	1,947,689
08/15/2027	5.750%	990,000	843,430
06/01/2028	4.875%	540,000	422,641
Biogen, Inc.
05/01/2030	2.250%	1,570,000	1,401,859
Bristol Myers Squibb Co.
06/15/2039	4.125%	162,000	150,021
02/20/2048	4.550%	106,000	97,649
03/15/2052	3.700%	1,455,000	1,154,450
Bristol-Myers Squibb Co.
02/22/2054	5.550%	3,775,000	4,003,077
03/15/2062	3.900%	490,000	389,640
11/15/2063	6.400%	100,000	117,579
02/22/2064	5.650%	1,810,000	1,918,404
Eli Lilly & Co.
08/14/2029	4.200%	2,669,000	2,693,502
02/09/2034	4.700%	1,687,000	1,724,859
08/14/2034	4.600%	2,625,000	2,661,915
02/09/2064	5.100%	847,000	864,861
Gilead Sciences, Inc.
10/15/2033	5.250%	970,000	1,022,904
09/01/2036	4.000%	858,000	806,980
10/01/2040	2.600%	505,000	377,835
03/01/2047	4.150%	341,000	298,813
10/01/2050	2.800%	360,000	244,686
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	825,000	773,943
Merck & Co., Inc.
06/24/2040	2.350%	1,774,000	1,299,017
03/07/2049	4.000%	350,000	303,390
12/10/2051	2.750%	886,000	598,789
12/10/2061	2.900%	385,000	247,840
Organon Finance 1 LLC(a)
04/30/2028	4.125%	650,000	624,751
04/30/2031	5.125%	530,000	498,767
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	781,000	797,234
05/19/2053	5.300%	4,694,000	4,854,532
05/19/2063	5.340%	4,557,000	4,675,698
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	528,000	456,014
Roche Holdings, Inc.(a)
11/13/2030	5.489%	1,985,000	2,119,425

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Takeda Pharmaceutical Co., Ltd.
07/05/2034	5.300%	1,880,000	1,961,432
07/09/2040	3.025%	855,000	664,756
07/05/2044	5.650%	537,000	564,551
07/09/2050	3.175%	839,000	601,883
07/05/2054	5.650%	870,000	912,090
Zoetis, Inc.
05/15/2030	2.000%	303,000	267,784
11/16/2032	5.600%	311,000	333,034
Total			75,473,060
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,500,000	988,697
Cincinnati Financial Corp.
11/01/2034	6.125%	341,000	370,335
CNA Financial Corp.
08/15/2027	3.450%	170,000	166,325
Total			1,525,357
Railroads 0.2%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	170,000	202,740
05/01/2040	5.750%	269,000	294,065
02/15/2050	3.550%	147,000	117,403
02/15/2051	3.050%	785,000	565,288
01/15/2053	4.450%	335,000	310,298
04/15/2054	5.200%	1,791,000	1,850,779
03/15/2055	5.500%	2,085,000	2,249,027
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	565,000	581,425
Union Pacific Corp.
05/20/2031	2.375%	798,000	715,745
02/14/2032	2.800%	1,083,000	985,195
02/14/2053	3.500%	415,000	323,226
09/15/2067	4.100%	200,000	163,786
Total			8,358,977
Refining 0.0%
HF Sinclair Corp.
04/01/2026	5.875%	211,000	213,854
Phillips 66
11/15/2044	4.875%	40,000	37,284
Phillips 66 Co.
10/01/2026	3.550%	171,000	168,731
12/15/2029	3.150%	263,000	248,968
Raizen Fuels Finance SA(a)
03/05/2034	6.450%	227,000	240,325
01/17/2035	5.700%	720,000	713,565
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valero Energy Corp.
09/15/2027	2.150%	341,000	321,837
04/15/2032	7.500%	181,000	210,784
Total			2,155,348
Restaurants 0.1%
McDonald’s Corp.
08/14/2028	4.800%	860,000	882,512
03/01/2038	6.300%	1,284,000	1,463,837
09/09/2052	5.150%	1,299,000	1,301,575
08/14/2053	5.450%	3,246,000	3,383,732
Total			7,031,656
Retail REIT 0.4%
Agree LP
06/15/2028	2.000%	1,309,000	1,196,942
10/01/2032	4.800%	787,000	780,413
06/15/2033	2.600%	357,000	297,410
Brixmor Operating Partnership LP
04/01/2028	2.250%	303,000	279,430
08/16/2031	2.500%	1,382,000	1,200,131
Kimco Realty OP LLC
03/01/2035	4.850%	1,140,000	1,131,097
National Retail Properties, Inc.
11/15/2025	4.000%	248,000	246,382
12/15/2026	3.600%	211,000	208,308
Realty Income Corp.
03/15/2028	2.100%	811,000	754,484
01/15/2030	3.400%	866,000	823,886
01/15/2031	3.250%	300,000	279,887
02/15/2032	2.700%	530,000	466,054
10/13/2032	5.625%	634,000	673,325
12/15/2032	2.850%	1,046,000	914,673
07/15/2033	4.900%	1,245,000	1,257,392
02/15/2034	5.125%	1,812,000	1,852,775
09/01/2054	5.375%	300,000	305,278
Regency Centers LP
09/15/2029	2.950%	2,202,000	2,060,575
01/15/2034	5.250%	1,697,000	1,750,725
STORE Capital Corp.
03/15/2028	4.500%	831,000	815,283
03/15/2029	4.625%	922,000	903,222
11/18/2030	2.750%	1,278,000	1,117,147
12/01/2031	2.700%	503,000	427,210
Total			19,742,029
Retailers 0.4%
7-Eleven, Inc.(a)
02/10/2031	1.800%	210,000	176,921
02/10/2041	2.500%	619,000	433,440
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amazon.com, Inc.
08/22/2037	3.875%	188,000	177,065
04/13/2052	3.950%	765,000	666,062
Asbury Automotive Group, Inc.
03/01/2028	4.500%	875,000	852,321
Gap Inc. (The)(a)
10/01/2029	3.625%	720,000	651,076
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	310,000	295,815
Home Depot, Inc. (The)
06/25/2029	4.750%	1,281,000	1,320,898
06/25/2031	4.850%	851,000	881,928
06/25/2034	4.950%	1,410,000	1,465,125
04/15/2052	3.625%	1,604,000	1,287,925
06/25/2054	5.300%	642,000	674,809
L Brands, Inc.
06/15/2029	7.500%	2,010,000	2,086,875
Lithia Motors, Inc.(a)
12/15/2027	4.625%	855,000	835,638
Lowe’s Companies, Inc.
04/01/2052	4.250%	2,039,000	1,724,613
04/15/2053	5.625%	409,000	425,596
07/01/2053	5.750%	1,272,000	1,343,022
04/01/2063	5.850%	419,000	443,458
Nordstrom, Inc.
04/01/2030	4.375%	600,000	550,644
Penske Automotive Group, Inc.
06/15/2029	3.750%	903,000	842,750
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	1,275,000	1,222,310
Sonic Automotive, Inc.(a)
11/15/2029	4.625%	380,000	356,960
Target Corp.
01/15/2053	4.800%	280,000	275,337
William Carter Co. (The)(a)
03/15/2027	5.625%	405,000	403,936
Total			19,394,524
Stranded Utility 0.1%
Consumers 2023 Securitization Funding LLC
09/01/2030	5.210%	897,000	933,142
PG&E Recovery Funding LLC
06/01/2040	5.231%	280,000	295,261
07/15/2047	5.536%	825,000	874,571
06/01/2049	5.529%	335,000	353,833
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	160,715
12/01/2047	5.212%	270,000	274,856
06/01/2052	5.099%	510,000	515,775
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SCE Recovery Funding LLC
06/15/2040	4.697%	117,924	118,291
Sigeco Securitization I LLC
11/15/2036	5.026%	115,021	117,533
05/15/2041	5.172%	112,000	115,838
Total			3,759,815
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	2,035,000	1,984,921
Kroger Co. (The)
05/01/2030	2.200%	682,000	607,378
09/15/2034	5.000%	170,000	171,489
02/01/2047	4.450%	240,000	210,983
09/15/2054	5.500%	100,000	100,604
Total			3,075,375
Technology 2.1%
Adobe, Inc.
04/04/2034	4.950%	2,541,000	2,647,824
Amkor Technology, Inc.(a)
09/15/2027	6.625%	810,000	816,197
ams-OSRAM AG(a)
03/30/2029	12.250%	385,000	408,578
Analog Devices, Inc.
04/01/2034	5.050%	1,703,000	1,782,677
04/01/2054	5.300%	1,534,000	1,605,459
Apple, Inc.
02/08/2041	2.375%	611,000	458,446
05/11/2050	2.650%	665,000	460,222
02/08/2051	2.650%	514,000	352,928
08/08/2052	3.950%	1,606,000	1,412,068
08/05/2061	2.850%	2,845,000	1,926,942
Applied Materials, Inc.
06/15/2029	4.800%	856,000	882,084
Block, Inc.
06/01/2031	3.500%	910,000	829,418
Broadcom, Inc.
11/15/2025	3.150%	984,000	970,445
07/12/2027	5.050%	2,187,000	2,234,542
07/12/2029	5.050%	3,062,000	3,152,370
11/15/2031	5.150%	2,624,000	2,720,087
Broadcom, Inc.(a)
02/15/2031	2.450%	1,313,000	1,163,074
11/15/2035	3.137%	3,050,000	2,607,630
05/15/2037	4.926%	1,199,000	1,196,886
Broadcom, Inc.(g)
02/15/2032	4.550%	2,105,000	2,102,234
10/15/2034	4.800%	2,947,000	2,944,463

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cadence Design Systems, Inc.
09/10/2027	4.200%	1,580,000	1,587,979
09/10/2029	4.300%	5,045,000	5,060,117
09/10/2034	4.700%	3,073,000	3,089,842
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	685,000	656,601
Coherent Corp.(a)
12/15/2029	5.000%	940,000	919,054
CommScope Finance LLC(a)
03/01/2026	6.000%	955,000	927,517
CommScope Technologies LLC(a)
03/15/2027	5.000%	1,155,000	968,051
Dell International LLC/EMC Corp.
12/15/2041	3.375%	1,495,000	1,177,397
Elastic NV(a)
07/15/2029	4.125%	630,000	588,905
Entegris Escrow Corp.(a)
06/15/2030	5.950%	275,000	280,276
Entegris, Inc.(a)
04/15/2028	4.375%	810,000	781,953
Fiserv, Inc.
07/01/2049	4.400%	345,000	304,994
Global Payments, Inc.
11/15/2031	2.900%	1,415,000	1,246,100
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	525,000	563,175
Hewlett Packard Enterprise Co.
10/15/2031	4.850%	860,000	857,677
IBM International Capital Pte., Ltd.
02/05/2054	5.300%	1,540,000	1,557,307
Imola Merger Corp.(a)
05/15/2029	4.750%	710,000	692,898
Intel Corp.
02/21/2031	5.000%	1,276,000	1,296,435
08/12/2041	2.800%	721,000	501,248
02/10/2043	5.625%	481,000	478,165
11/15/2049	3.250%	340,000	228,875
08/12/2051	3.050%	456,000	292,077
02/10/2053	5.700%	1,673,000	1,643,303
02/21/2054	5.600%	836,000	814,303
02/15/2060	3.100%	239,000	145,341
02/10/2063	5.900%	1,170,000	1,171,532
Intuit, Inc.
09/15/2026	5.250%	2,082,000	2,134,121
09/15/2028	5.125%	1,663,000	1,731,682
09/15/2033	5.200%	1,662,000	1,753,202
09/15/2053	5.500%	1,667,000	1,791,493
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,345,000	1,334,788
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KLA Corp.
02/01/2034	4.700%	1,695,000	1,728,430
03/01/2050	3.300%	838,000	633,230
Leidos, Inc.
02/15/2031	2.300%	194,000	168,498
Mastercard, Inc.
01/15/2032	4.350%	3,074,000	3,088,774
01/15/2035	4.550%	2,635,000	2,647,420
Micron Technology, Inc.
04/15/2028	5.375%	4,203,000	4,330,292
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	505,000	555,963
NCR Corp.(a)
10/01/2028	5.000%	1,497,000	1,468,801
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	1,000,000	876,042
11/30/2051	3.250%	400,000	280,700
ON Semiconductor Corp.(a)
09/01/2028	3.875%	475,000	452,925
Oracle Corp.
03/25/2028	2.300%	312,000	292,836
07/08/2034	4.300%	164,000	158,736
05/15/2035	3.900%	251,000	231,965
07/15/2036	3.850%	285,000	257,564
04/01/2040	3.600%	921,000	765,999
07/15/2046	4.000%	1,457,000	1,208,496
09/27/2054	5.375%	866,000	866,926
09/27/2064	5.500%	866,000	862,559
QUALCOMM, Inc.
05/20/2052	4.500%	290,000	266,912
RingCentral, Inc.(a)
08/15/2030	8.500%	445,000	475,727
Roper Technologies, Inc.
09/15/2027	1.400%	569,000	526,836
06/30/2030	2.000%	242,000	212,609
02/15/2032	4.750%	300,000	303,376
10/15/2034	4.900%	1,160,000	1,167,738
S&P Global, Inc.
03/01/2032	2.900%	1,545,000	1,405,188
Seagate HDD Cayman
07/15/2029	3.125%	480,000	430,657
01/15/2031	4.125%	1,239,000	1,145,439
Sensata Technologies BV(a)
04/15/2029	4.000%	1,160,000	1,105,693
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	625,000	625,075
Synaptics, Inc.(a)
06/15/2029	4.000%	905,000	857,704
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Texas Instruments, Inc.
03/14/2053	5.000%	1,846,000	1,859,628
02/08/2054	5.150%	2,307,000	2,369,118
05/18/2063	5.050%	804,000	805,382
TSMC Arizona Corp.
10/25/2031	2.500%	1,340,000	1,182,839
VMware, Inc.
05/15/2027	4.650%	774,000	779,573
Workday, Inc.
04/01/2029	3.700%	986,000	963,197
Xerox Holdings Corp.(a)
11/30/2029	8.875%	425,000	395,184
Total			107,005,013
Tobacco 0.6%
BAT Capital Corp.
02/20/2034	6.000%	1,194,000	1,275,712
08/15/2037	4.390%	4,799,000	4,364,899
08/15/2047	4.540%	2,695,000	2,276,800
Imperial Brands Finance PLC(a)
02/01/2030	5.500%	1,464,000	1,510,356
07/01/2034	5.875%	3,275,000	3,403,467
Philip Morris International, Inc.
11/17/2025	5.000%	1,778,000	1,791,445
02/15/2028	4.875%	2,418,000	2,470,593
09/07/2028	5.250%	1,007,000	1,043,287
09/07/2030	5.500%	1,179,000	1,248,108
11/17/2032	5.750%	1,033,000	1,109,479
02/15/2033	5.375%	3,465,000	3,622,790
09/07/2033	5.625%	1,900,000	2,022,826
02/13/2034	5.250%	1,650,000	1,713,515
Total			27,853,277
Transportation Services 0.1%
Adani International Container Terminal Private Ltd.(a)
02/16/2031	3.000%	539,500	474,828
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	1,405,000	1,398,214
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	367,862
Hertz Corp. (The)(a)
12/01/2026	4.625%	860,000	677,361
Penske Truck Leasing Co. LP(a)
07/01/2029	5.250%	650,000	669,026
XPO, Inc.(a)
06/01/2031	7.125%	620,000	649,783
Total			4,237,074
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.3%
Altice France Holding SA(a)
02/15/2028	6.000%	905,000	283,633
America Movil SAB de CV(a)
04/04/2032	5.375%	404,000	391,421
America Movil SAB de CV
04/22/2049	4.375%	662,000	591,323
Crown Castle Inc
03/01/2034	5.800%	2,595,000	2,752,204
Crown Castle International Corp.
04/01/2031	2.100%	1,420,000	1,214,514
04/01/2041	2.900%	766,000	568,373
Crown Castle, Inc.
09/01/2034	5.200%	1,745,000	1,768,081
SBA Communications Corp.
02/01/2029	3.125%	920,000	851,034
Sprint Capital Corp.
11/15/2028	6.875%	387,000	422,373
T-Mobile US, Inc.
04/15/2029	3.375%	2,235,000	2,145,434
United States Cellular Corp.
12/15/2033	6.700%	1,165,000	1,296,837
Vodafone Group PLC
06/28/2054	5.750%	450,000	465,536
Total			12,750,763
Wirelines 0.4%
Altice Financing SA(a)
01/15/2028	5.000%	600,000	507,392
AT&T, Inc.
06/01/2027	2.300%	951,000	908,270
02/01/2028	1.650%	107,000	98,629
12/01/2033	2.550%	2,980,000	2,512,141
06/01/2041	3.500%	804,000	658,652
09/15/2053	3.500%	3,553,000	2,609,327
09/15/2055	3.550%	1,247,000	911,106
12/01/2057	3.800%	2,267,000	1,716,215
09/15/2059	3.650%	788,000	571,127
Deutsche Telekom AG(a)
01/21/2050	3.625%	392,000	302,842
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	1,380,000	1,385,540
Level 3 Financing, Inc.(a)
06/15/2029	4.875%	280,000	236,487
Lumen Technologies, Inc.(a)
04/15/2029	4.125%	814,628	684,339
04/15/2030	4.125%	1,045,883	787,670
04/15/2030	4.125%	814,710	663,995

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NTT Finance Corp.(a)
07/02/2031	5.136%	450,000	465,481
Optics Bidco SpA(a)
09/30/2034	6.000%	715,000	727,394
Telecom Italia Capital SA
09/30/2034	6.000%	75,000	74,744
Verizon Communications, Inc.
02/08/2029	3.875%	235,000	231,786
11/20/2040	2.650%	409,000	300,861
02/23/2054	5.500%	1,528,000	1,599,612
Verizon Communications, Inc.(a)
02/15/2035	4.780%	64,000	63,903
Total			18,017,513
Total Corporate Bonds & Notes (Cost $1,453,878,088)			1,444,965,627

Foreign Government Obligations(l) 1.3%

Angola 0.0%
Angolan Government International Bond(a)
05/09/2028	8.250%	500,000	473,965
04/14/2032	8.750%	678,000	608,240
Total			1,082,205
Australia 0.1%
Export Finance & Insurance Corp.(a)
10/26/2027	4.625%	3,002,000	3,074,433
Bahrain 0.0%
Bahrain Government International Bond(a)
09/16/2032	5.450%	900,000	866,712
Benin 0.0%
Benin Government International Bond(a)
02/13/2038	7.960%	310,000	307,164
Bermuda 0.0%
Bermuda Government International Bond(a)
07/15/2032	5.000%	378,000	383,795
Brazil 0.0%
Brazilian Government International Bond
05/13/2054	7.125%	915,000	949,460
Canada 0.0%
NOVA Chemicals Corp.(a)
05/15/2029	4.250%	360,000	334,725
02/15/2030	9.000%	670,000	725,710
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	274,000	271,331
Total			1,331,766
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chile 0.0%
Corp. Nacional del Cobre de Chile(a)
09/08/2053	6.300%	379,000	401,079
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	237,000	257,346
Total			658,425
Colombia 0.1%
Colombia Government International Bond
02/02/2034	7.500%	235,000	244,001
11/14/2053	8.750%	766,000	841,288
Ecopetrol SA
06/26/2026	5.375%	483,000	482,217
01/19/2036	8.375%	268,000	274,033
Total			1,841,539
Dominican Republic 0.1%
Dominican Republic International Bond(a)
09/23/2032	4.875%	1,000,000	952,545
02/22/2033	6.000%	725,000	742,135
01/30/2060	5.875%	1,500,000	1,409,098
Total			3,103,778
Egypt 0.1%
Egypt Government International Bond(a)
03/01/2029	7.600%	1,000,000	963,050
09/30/2033	7.300%	1,000,000	848,896
01/31/2047	8.500%	500,000	402,112
Total			2,214,058
France 0.0%
Electricite de France SA(a)
05/23/2053	6.900%	760,000	882,800
Hungary 0.0%
Hungary Government International Bond(a)
06/16/2034	5.500%	260,000	265,335
09/25/2052	6.750%	200,000	225,427
Total			490,762
India 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	179,000	172,781
Israel 0.1%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%	841,000	738,544
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Israel Government International Bond
01/17/2033	4.500%	1,869,000	1,753,846
03/12/2034	5.500%	2,505,000	2,498,437
07/03/2050	3.875%	933,000	681,832
03/12/2054	5.750%	715,000	680,037
Total			6,352,696
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	1,200,000	1,127,416
01/30/2037	8.250%	202,000	207,649
Total			1,335,065
Mexico 0.3%
Banco Nacional de Comercio Exterior SNC(a),(k)
08/11/2031	2.720%	520,000	473,293
Comision Federal de Electricidad(a)
02/09/2031	3.348%	600,000	516,230
01/24/2035	6.450%	291,000	289,581
FIEMEX Energia - Banco Actinver SA Institucion de Banca(a)
01/31/2041	7.250%	654,000	682,776
Mexico Government International Bond
04/16/2030	3.250%	841,000	771,887
05/24/2031	2.659%	3,016,000	2,592,738
04/27/2032	4.750%	945,000	910,072
02/12/2034	3.500%	4,311,000	3,672,799
03/08/2044	4.750%	522,000	442,009
01/23/2046	4.600%	1,645,000	1,341,202
02/10/2048	4.600%	886,000	713,822
05/04/2053	6.338%	200,000	198,878
Petroleos Mexicanos
02/12/2028	5.350%	1,100,000	1,027,561
01/28/2031	5.950%	720,000	623,103
01/23/2050	7.690%	1,300,000	1,014,824
Total			15,270,775
Morocco 0.0%
Morocco Government International Bond(a)
03/08/2028	5.950%	209,000	215,876
OCP SA(a)
05/02/2054	7.500%	547,000	594,696
Total			810,572
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%	1,200,000	1,123,865
09/28/2028	6.125%	540,000	489,308
01/21/2031	8.747%	500,000	480,479
09/28/2033	7.375%	442,000	375,760
Total			2,469,412
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oman 0.1%
Oman Government International Bond(a)
10/28/2032	7.375%	300,000	344,447
01/25/2051	7.000%	1,500,000	1,678,490
Total			2,022,937
Panama 0.0%
Panama Government International Bond
03/01/2057	7.875%	264,000	298,776
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(i)
06/05/2034	0.000%	337,962	264,549
Paraguay Government International Bond(a)
02/09/2036	6.000%	960,000	1,012,407
03/13/2048	5.600%	1,800,000	1,725,719
03/30/2050	5.400%	1,893,000	1,764,969
Total			4,767,644
Peru 0.1%
Peruvian Government International Bond
02/08/2035	5.375%	2,181,000	2,237,170
11/18/2050	5.625%	98,000	100,928
Total			2,338,098
Philippines 0.0%
Philippine Government International Bond
05/14/2049	5.600%	970,000	1,046,344
Poland 0.0%
Bank Gospodarstwa Krajowego(a)
07/09/2054	6.250%	1,456,000	1,569,345
Republic of Poland Government International Bond
09/18/2034	5.125%	177,000	182,022
Total			1,751,367
Romania 0.0%
Romanian Government International Bond(a)
01/30/2034	6.375%	428,000	444,648
Saudi Arabia 0.0%
Saudi Government International Bond(a)
01/16/2054	5.750%	400,000	408,101
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	400,000	343,799
03/13/2048	6.750%	400,000	294,592
Total			638,391

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.0%
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,100,000	1,064,508
Turkey 0.1%
Istanbul Metropolitan Municipality(a)
12/06/2028	10.500%	455,000	499,604
Turkiye Government International Bond
05/15/2034	7.625%	1,309,000	1,389,849
Turkiye Ihracat Kredi Bankasi AS(a)
01/31/2026	9.375%	206,000	216,975
Total			2,106,428
United Arab Emirates 0.0%
Finance Department Government of Sharjah(a)
03/06/2036	6.125%	732,000	749,361
Uruguay 0.0%
Oriental Republic of Uruguay
09/10/2060	5.250%	1,318,000	1,318,302
Total Foreign Government Obligations (Cost $62,152,836)			62,553,103

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	375,000	415,420
Higher Education 0.1%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	1,905,987
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	458,123
Total			2,364,110
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	959,952
Joint Power Authority 0.0%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,245,000	1,552,254
Municipal Power 0.0%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	140,000	147,467
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,708,828
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	355,159
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,380,259
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014A
10/01/2114	4.814%	411,000	397,051
Total Municipal Bonds (Cost $10,264,350)			9,280,500

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency 31.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-111 Class DB
11/25/2041	4.000%	1,204,808	1,178,780
CMO Series 2013-11 Class AP
01/25/2043	1.500%	50,580	46,650
CMO Series 2014-25 Class EL
05/25/2044	3.000%	1,195,779	1,115,336
CMO Series 2015-8 Class AP
03/25/2045	2.000%	2,134,393	1,922,175
CMO Series 2016-45 Class PB
07/25/2046	3.000%	876,000	697,537
CMO Series 2018-38 Class MA
06/25/2048	3.300%	1,742,247	1,669,679
CMO Series 2018-45B Class TM
06/25/2048	3.000%	1,334,667	1,227,705
CMO Series 2018-55 Class GA
08/25/2048	3.375%	1,304,570	1,249,086
CMO Series 2018-64 Class A
09/25/2048	3.000%	1,179,345	1,052,188
CMO Series 2018-85 Class EA
12/25/2048	3.500%	965,275	945,384
CMO Series 2020-50 Class A
07/25/2050	2.000%	2,998,130	2,536,543
CMO Series 2020-59 Class NC
08/25/2040	3.000%	1,466,093	1,366,797
CMO Series 2021-22 Class MN
10/25/2050	2.750%	1,659,471	1,511,581
CMO Series 2021-27 Class EC
05/25/2051	1.500%	3,581,604	2,940,905
CMO Series 2021-33 Class AV
03/25/2048	2.500%	689,219	528,134
CMO Series 2021-42 Class AC
02/25/2051	2.000%	1,303,992	1,142,069
CMO Series 2021-42 Class DC
11/25/2050	2.000%	3,163,312	2,743,123
CMO Series 2021-73 Class DJ
03/25/2049	2.000%	1,784,860	1,541,369
CMO Series 2021-76 Class KB
11/25/2051	1.250%	757,070	641,019
CMO Series 2021-91A Class AB
09/25/2049	2.500%	1,649,658	1,470,550
CMO Series 2022-11 Class D
01/25/2050	3.000%	3,185,830	2,963,732
CMO Series 2022-3 Class N
10/25/2047	2.000%	4,802,714	4,256,228
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-4 Class MH
09/25/2048	3.000%	1,826,434	1,713,194
CMO Series 2022-49 Class NQ
02/25/2052	3.000%	882,000	792,802
CMO Series 2023-14 Class EJ
04/25/2049	2.750%	1,575,352	1,459,423
Fannie Mae REMICS(b)
CMO Series 2016-19 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	5.795%	3,706,572	3,680,680
CMO Series 2019-15 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 04/25/2049	5.895%	698,832	690,456
CMO Series 2019-41 Class FG
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 08/25/2059	5.895%	1,666,275	1,651,745
CMO Series 2019-43 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	5.795%	1,338,520	1,322,854
CMO Series 2023-38 Class FC
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 06/25/2040	5.945%	1,766,196	1,762,196
Federal Home Loan Mortgage Corp.
10/01/2026- 10/17/2038	6.500%	484,717	505,356
12/01/2032- 08/01/2052	4.000%	17,341,722	16,833,025
03/01/2033- 05/01/2049	3.000%	52,236,812	48,201,638
06/01/2035- 04/01/2036	5.500%	66,223	67,914
09/01/2037	6.000%	329,132	347,129
06/01/2040- 12/01/2051	2.000%	73,296,566	62,677,165
04/01/2042- 04/01/2052	2.500%	42,903,333	37,718,688
06/01/2048- 07/01/2052	4.500%	6,653,107	6,562,945
12/01/2048- 03/01/2053	5.000%	6,475,614	6,496,311
03/01/2052	3.500%	4,519,007	4,233,870
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	1,041,457	961,001
CMO Series 2127 Class PG
02/15/2029	6.250%	22,122	22,260
CMO Series 2165 Class PE
06/15/2029	6.000%	21,215	21,589

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2326 Class ZQ
06/15/2031	6.500%	98,238	100,938
CMO Series 2399 Class TH
01/15/2032	6.500%	67,791	71,255
CMO Series 2517 Class Z
10/15/2032	5.500%	32,718	33,820
CMO Series 2557 Class HL
01/15/2033	5.300%	123,141	124,631
CMO Series 262 Class 35
07/15/2042	3.500%	1,693,883	1,621,772
CMO Series 2752 Class EZ
02/15/2034	5.500%	341,970	355,942
CMO Series 2764 Class ZG
03/15/2034	5.500%	285,833	297,946
CMO Series 2953 Class PG
03/15/2035	5.500%	1,199,787	1,259,782
CMO Series 2986 Class CH
06/15/2025	5.000%	13,048	12,980
CMO Series 2989 Class TG
06/15/2025	5.000%	3,455	3,445
CMO Series 299 Class 300
01/15/2043	3.000%	202,526	186,979
CMO Series 2990 Class UZ
06/15/2035	5.750%	455,748	479,488
CMO Series 3101 Class UZ
01/15/2036	6.000%	119,259	126,874
CMO Series 3123 Class AZ
03/15/2036	6.000%	146,676	156,361
CMO Series 3143 Class BC
02/15/2036	5.500%	166,254	172,406
CMO Series 3164 Class MG
06/15/2036	6.000%	44,412	47,440
CMO Series 3195 Class PD
07/15/2036	6.500%	84,717	88,540
CMO Series 3200 Class AY
08/15/2036	5.500%	110,250	116,072
CMO Series 3213 Class JE
09/15/2036	6.000%	157,786	168,696
CMO Series 3229 Class HE
10/15/2026	5.000%	31,773	31,682
CMO Series 3423 Class PB
03/15/2038	5.500%	382,809	404,589
CMO Series 3453 Class B
05/15/2038	5.500%	9,649	9,969
CMO Series 3461 Class Z
06/15/2038	6.000%	669,164	706,830
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3501 Class CB
01/15/2039	5.500%	149,328	156,148
CMO Series 3684 Class CY
06/15/2025	4.500%	26,333	26,258
CMO Series 3704 Class CT
12/15/2036	7.000%	217,394	233,089
CMO Series 3704 Class DT
11/15/2036	7.500%	223,748	241,730
CMO Series 3704 Class ET
12/15/2036	7.500%	162,689	179,943
CMO Series 3707 Class B
08/15/2025	4.500%	2,267	2,262
CMO Series 3819 Class ZQ
04/15/2036	6.000%	240,951	256,439
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,027,483
CMO Series 4015 Class MY
03/15/2042	3.500%	1,636,511	1,570,020
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	873,110
CMO Series 4205 Class PA
05/15/2043	1.750%	1,598,111	1,381,947
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,084,872
CMO Series 4240 Class B
08/15/2033	3.000%	1,859,444	1,798,583
CMO Series 4880 Class DA
05/15/2050	3.000%	1,014,171	940,119
CMO Series 5091 Class AB
03/25/2051	1.500%	2,062,253	1,690,436
CMO Series R006 Class ZA
04/15/2036	6.000%	183,255	195,034
CMO Series R007 Class ZA
05/15/2036	6.000%	348,828	366,600
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	224,432	209,433
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.340% 07/01/2036	7.026%	26,887	27,805
12-month Term SOFR + 1.850% Cap 9.087% 07/01/2040	6.952%	58,899	60,978
12-month Term SOFR + 1.640% Floor 1.640%, Cap 8.145% 11/01/2048	3.151%	1,149,664	1,158,783
30-day Average SOFR + 2.140% Floor 2.140%, Cap 8.964% 08/01/2052	3.964%	1,517,399	1,480,096
30-day Average SOFR + 2.305% Floor 2.305%, Cap 9.221% 05/01/2053	4.220%	4,262,719	4,223,010
CMO Series 2551 Class NS
-1.8 x 30-day Average SOFR + 14.273% Cap 14.483% 01/15/2033	4.480%	45,501	48,953
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	127,738	124,192
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	5.866%	217,893	215,981
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	6.245%	281,101	254,451
Federal Home Loan Mortgage Corp.(m)
09/01/2054	6.000%	15,897,000	16,711,870
Federal Home Loan Mortgage Corp.(h)
CMO Series 3077 Class TO
04/15/2035	0.000%	4,754	4,721
CMO Series 3100 Class
01/15/2036	0.000%	51,318	42,906
CMO Series 3117 Class OG
02/15/2036	0.000%	20,693	17,950
CMO Series 3181 Class OH
07/15/2036	0.000%	132,787	110,609
CMO Series 3316 Class JO
05/15/2037	0.000%	5,635	4,647
CMO Series 3607 Class TO
10/15/2039	0.000%	120,979	101,538
CMO STRIPS Series 197 Class
04/01/2028	0.000%	32,228	30,525
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 310 Class
09/15/2043	0.000%	721,212	549,281
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 3380 Class SI
-1.0 x 30-day Average SOFR + 6.256% Cap 6.370% 10/15/2037	0.914%	1,017,557	122,277
CMO Series 3385 Class SN
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 11/15/2037	0.544%	25,523	1,994
CMO Series 3451 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2038	0.594%	15,754	1,370
CMO Series 3531 Class SM
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/15/2039	0.644%	19,420	1,332
CMO Series 3608 Class SC
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 12/15/2039	0.794%	99,265	9,701
CMO Series 3740 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	0.544%	116,255	10,993
CMO Series 3740 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	0.544%	186,624	21,592
CMO STRIPS Series 239 Class S30
-1.0 x 30-day Average SOFR + 7.586% Cap 7.700% 08/15/2036	2.244%	148,717	20,529
Federal Home Loan Mortgage Corp.(d)
CMO Series 3688 Class GT
11/15/2046	7.529%	147,076	158,400
CMO Series 4272 Class W
04/15/2040	5.635%	933,623	981,097
Federal Home Loan Mortgage Corp.(e)
CMO Series 3714 Class IP
08/15/2040	5.000%	85,661	4,452

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 3802 Class LS
01/15/2040	5.727%	237,769	17,908
Federal Home Loan Mortgage Corp. REMICS(b)
CMO Series 3693 Class FC
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 07/15/2040	5.957%	775,706	771,616
CMO Series 3919 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 09/15/2041	5.957%	590,513	587,151
CMO Series 3951 Class FN
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/15/2041	5.907%	567,082	565,572
CMO Series 3958 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/15/2041	5.907%	704,250	702,391
CMO Series 3975 Class CF
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 12/15/2041	5.947%	560,815	560,137
CMO Series 3975 Class FA
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 12/15/2041	5.947%	672,167	671,502
CMO Series 3990 Class FG
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 01/15/2042	5.907%	826,129	824,252
CMO Series 4059 Class FP
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 06/15/2042	5.907%	732,951	731,120
CMO Series 4091 Class FN
30-day Average SOFR + 0.514% Floor 0.400%, Cap 7.000% 08/15/2042	5.857%	726,199	718,667
CMO Series 4273 Class PF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/15/2043	5.857%	4,314,957	4,281,927
CMO Series 4587 Class AF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 06/15/2046	5.807%	1,477,070	1,466,613
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4604 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/15/2046	5.857%	2,057,014	2,038,363
CMO Series 4611 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 06/15/2041	5.857%	7,819,447	7,748,632
CMO Series 4620 Class LF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/15/2046	5.857%	1,131,236	1,122,583
CMO Series 4709 Class FA
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 08/15/2047	5.757%	1,035,790	1,022,372
CMO Series 4854 Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 01/15/2049	5.757%	2,731,325	2,699,127
CMO Series 4988 Class KF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 07/25/2050	5.745%	1,206,344	1,198,881
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4160 Class HP
01/15/2033	2.500%	901,704	864,727
CMO Series 4427 Class CE
02/15/2034	3.000%	274,132	269,723
CMO Series 4533 Class AB
06/15/2044	3.000%	2,382,421	2,289,987
CMO Series 4544 Class P
01/15/2046	2.500%	4,894,959	4,339,005
CMO Series 5178 Class TP
04/25/2049	2.500%	2,197,829	1,963,587
CMO Series 5201 Class MN
04/25/2048	3.000%	969,655	918,434
CMO Series 5202 Class KA
06/25/2049	2.500%	1,409,907	1,270,238
CMO Series 5202 Class LA
05/25/2049	2.500%	2,010,499	1,791,887
CMO Series 5410 Class JY
03/15/2044	3.000%	1,457,000	1,280,530
CMO Series 5452 Class KY
03/15/2044	3.000%	1,567,000	1,369,183
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
08/01/2026- 09/01/2054	6.500%	7,970,072	8,487,628
01/01/2027- 09/01/2062	4.000%	26,761,183	26,200,701
05/01/2033- 06/01/2062	3.500%	51,315,831	48,578,486
11/01/2033- 04/01/2036	5.500%	131,790	133,464
04/01/2035- 09/01/2054	6.000%	13,502,274	14,183,169
01/01/2036- 07/01/2053	5.000%	18,739,129	18,788,484
11/01/2036- 03/01/2062	2.500%	107,869,750	94,396,904
11/01/2037- 01/01/2054	7.000%	9,176,540	9,609,747
11/01/2039- 06/01/2063	3.000%	283,905,203	258,949,663
06/01/2040- 04/01/2052	2.000%	153,906,098	133,045,195
06/01/2041- 12/01/2061	4.500%	15,941,717	15,786,735
01/01/2054	7.500%	4,798,728	5,041,967
CMO Series 1999-7 Class AB
03/25/2029	6.000%	40,572	40,904
CMO Series 2001-60 Class PX
11/25/2031	6.000%	77,705	80,728
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	236,142	242,957
CMO Series 2002-78 Class Z
12/25/2032	5.500%	99,877	103,697
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	1,392,981	1,399,575
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	508,541	530,624
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	800,654	829,072
CMO Series 2005-121 Class DX
01/25/2026	5.500%	3,392	3,380
CMO Series 2006-105 Class ME
11/25/2036	5.500%	281,808	295,112
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	242,989	255,176
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	81,959	85,380
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	85,680	89,762
CMO Series 2007-116 Class PB
08/25/2035	5.500%	87,486	91,757
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	122,611	130,359
CMO Series 2007-42 Class B
05/25/2037	6.000%	86,769	90,832
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	159,417	166,867
CMO Series 2008-80 Class GP
09/25/2038	6.250%	14,490	15,335
CMO Series 2009-59 Class HB
08/25/2039	5.000%	190,770	195,549
CMO Series 2009-60 Class HT
08/25/2039	6.000%	185,718	198,219
CMO Series 2009-79 Class UA
03/25/2038	7.000%	11,756	12,176
CMO Series 2009-W1 Class A
12/25/2049	6.000%	268,317	279,416
CMO Series 2010-111 Class AM
10/25/2040	5.500%	557,627	589,383
CMO Series 2010-2 Class LC
02/25/2040	5.000%	879,186	904,540
CMO Series 2011-118 Class MT
11/25/2041	7.000%	234,850	251,414
CMO Series 2011-118 Class NT
11/25/2041	7.000%	258,735	282,426
CMO Series 2011-31 Class DB
04/25/2031	3.500%	954,614	938,052
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	132,420	138,512
CMO Series 2011-44 Class EB
05/25/2026	3.000%	139,509	137,885
CMO Series 2011-46 Class B
05/25/2026	3.000%	384,450	379,752
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	678,459	704,102
CMO Series 2012-151 Class NX
01/25/2043	1.500%	495,906	427,157
CMO Series 2013-100 Class WB
10/25/2033	3.000%	1,996,331	1,929,046
CMO Series 2013-101 Class E
10/25/2033	3.000%	1,952,681	1,875,514
CMO Series 2013-108 Class GU
10/25/2033	3.000%	1,579,944	1,529,832
CMO Series 2013-43 Class BP
05/25/2043	1.750%	1,844,347	1,597,761
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	836,318

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-81 Class TA
02/25/2043	3.000%	679,631	666,272
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,308,249	1,286,809
CMO Series 2016-48 Class MA
06/25/2038	2.000%	1,696,510	1,587,351
CMO Series 2016-57 Class PC
06/25/2046	1.750%	3,897,380	3,350,850
CMO Series 2017-13 Class PA
08/25/2046	3.000%	41,856	39,234
CMO Series 2018-14 Class KC
03/25/2048	3.000%	88,245	84,800
CMO Series 2018-8 Class KL
03/25/2047	2.500%	658,900	596,905
CMO Series 2019-25 Class PA
05/25/2048	3.000%	1,459,565	1,367,206
CMO Series 2019-8 Class GA
03/25/2049	3.000%	3,247,106	2,956,244
CMO Series 2020-48 Class AB
07/25/2050	2.000%	1,773,585	1,542,422
CMO Series 2020-48 Class DA
07/25/2050	2.000%	2,541,488	2,177,488
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	4,887,416	4,401,638
CMO Series 2021-78 Class ND
11/25/2051	1.500%	8,460,671	7,015,395
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	211,164	203,011
Federal National Mortgage Association(b)
6-month Term SOFR + 2.500% Floor 2.500%, Cap 11.168% 03/01/2036	7.605%	72,753	75,491
12-month Term SOFR + 1.606% Floor 1.606%, Cap 7.772% 06/01/2050	2.772%	1,104,337	1,055,315
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.112% 07/01/2052	4.112%	2,178,501	2,136,108
30-day Average SOFR + 2.125% Floor 2.125%, Cap 9.361% 07/01/2052	4.361%	2,775,029	2,750,882
30-day Average SOFR + 2.120% Floor 2.120%, Cap 8.943% 08/01/2052	3.943%	630,278	616,046
30-day Average SOFR + 2.126% Floor 2.126%, Cap 9.603% 08/01/2052	4.603%	3,014,284	3,003,164
30-day Average SOFR + 2.130% Floor 2.130%, Cap 9.648% 08/01/2052	4.648%	2,534,818	2,528,527
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.110% 09/01/2052	4.110%	2,154,477	2,136,185
30-day Average SOFR + 2.132% Floor 2.132%, Cap 9.132% 10/01/2052	4.132%	5,217,407	5,174,448
30-day Average SOFR + 2.128% Floor 2.128%, Cap 9.186% 11/01/2052	4.186%	1,730,375	1,717,470
CMO Series 2003-W8 Class 3F1
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 05/25/2042	5.795%	89,597	89,391
CMO Series 2005-SV Class 75
-4.0 x 30-day Average SOFR + 23.742% Cap 24.200% 09/25/2035	2.622%	14,813	16,599
CMO Series 2005-W3 Class 2AF
30-day Average SOFR + 0.334% Floor 0.220%, Cap 9.500% 03/25/2045	5.615%	145,431	144,064
CMO Series 2007-101 Class A2
30-day Average SOFR + 0.364% Floor 0.250% 06/27/2036	5.645%	115,069	114,045
CMO Series 2010-28 Class BS
-2.2 x 30-day Average SOFR + 11.330% Cap 11.588% 04/25/2040	0.000%	26,097	23,532
CMO Series 2010-35 Class SJ
-3.3 x 30-day Average SOFR + 17.285% Cap 17.667% 04/25/2040	0.000%	153,217	160,769
CMO Series 2010-49 Class SC
-2.0 x 30-day Average SOFR + 12.431% Cap 12.660% 03/25/2040	1.871%	95,371	95,574
CMO Series 2011-75 Class FA
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 08/25/2041	5.945%	74,931	74,892
CMO Series 2019-67 Class FB
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 11/25/2049	5.845%	716,199	708,743
Federal National Mortgage Association(d)
CMO Series 2003-W16 Class AF5
11/25/2033	4.674%	181,746	184,818
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-61 Class WA
06/25/2040	6.019%	42,385	43,486
CMO Series 2011-2 Class WA
02/25/2051	5.831%	43,216	45,178
CMO Series 2011-43 Class WA
05/25/2051	5.739%	61,131	63,916
Federal National Mortgage Association(b),(e)
CMO Series 2006-117 Class GS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2036	1.255%	88,981	6,116
CMO Series 2006-43 Class SI
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 06/25/2036	1.205%	364,383	39,376
CMO Series 2006-58 Class IG
-1.0 x 30-day Average SOFR + 6.406% Cap 6.520% 07/25/2036	1.125%	93,421	7,692
CMO Series 2006-8 Class WN
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	1.305%	411,747	46,383
CMO Series 2006-94 Class GI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/25/2026	1.255%	50,840	1,213
CMO Series 2007-109 Class PI
-1.0 x 30-day Average SOFR + 6.236% Cap 6.350% 12/25/2037	0.955%	84,028	5,732
CMO Series 2007-65 Class KI
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 07/25/2037	1.225%	62,141	7,099
CMO Series 2007-72 Class EK
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 07/25/2037	1.005%	383,072	44,461
CMO Series 2007-W7 Class 2A2
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 07/25/2037	1.135%	125,358	10,807
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-112 Class ST
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 01/25/2040	0.855%	109,919	12,106
CMO Series 2009-17 Class QS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 03/25/2039	1.255%	26,419	2,819
CMO Series 2009-37 Class KI
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2039	0.605%	117,327	8,241
CMO Series 2009-68 Class SA
-1.0 x 30-day Average SOFR + 6.636% Cap 6.750% 09/25/2039	1.355%	170,374	18,975
CMO Series 2010-125 Class SA
-1.0 x 30-day Average SOFR + 4.326% Cap 4.440% 11/25/2040	0.000%	299,810	14,170
CMO Series 2010-147 Class SA
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 01/25/2041	1.135%	742,134	119,078
CMO Series 2010-35 Class SB
-1.0 x 30-day Average SOFR + 6.306% Cap 6.420% 04/25/2040	1.025%	73,551	7,696
CMO Series 2010-42 Class S
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 05/25/2040	1.005%	57,532	4,941
CMO Series 2010-68 Class SA
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 07/25/2040	0.000%	266,756	21,853
Federal National Mortgage Association(h)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	66,095	56,214
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	112,295	93,043
CMO Series 2009-86 Class BO
03/25/2037	0.000%	19,815	17,553

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-101 Class DO
10/25/2043	0.000%	811,908	613,617
CMO Series 2013-128 Class
12/25/2043	0.000%	482,064	376,186
CMO Series 2013-92 Class
09/25/2043	0.000%	543,012	413,366
Federal National Mortgage Association(e)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	50,731	8,828
Federal National Mortgage Association(d),(e)
CMO Series 2011-30 Class LS
04/25/2041	0.656%	168,422	9,261
Federal National Mortgage Association REMICS(b)
CMO Series 2010-107 Class FB
30-day Average SOFR + 0.524% Floor 0.410%, Cap 7.000% 09/25/2040	5.805%	739,372	736,799
CMO Series 2011-117 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	5.845%	524,787	523,029
CMO Series 2011-117 Class FA
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	5.845%	1,199,426	1,195,618
CMO Series 2011-127 Class FC
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 12/25/2041	5.845%	553,011	551,617
CMO Series 2011-142 Class EF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 01/25/2042	5.895%	626,204	626,141
CMO Series 2012-106 Class FA
30-day Average SOFR + 0.454% Floor 0.340%, Cap 6.500% 10/25/2042	5.735%	509,844	504,375
CMO Series 2012-12 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	5.895%	545,005	544,900
CMO Series 2012-35 Class FL
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 04/25/2042	5.895%	447,721	447,596
CMO Series 2012-47 Class JF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 05/25/2042	5.895%	737,308	733,034
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-9 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	5.895%	419,055	418,930
CMO Series 2012-9 Class WF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	5.895%	430,432	430,189
CMO Series 2016-11 Class CF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	5.745%	724,427	716,752
CMO Series 2016-11 Class FG
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	5.745%	792,572	784,967
CMO Series 2016-22 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	5.795%	1,873,413	1,856,231
CMO Series 2016-22 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	5.795%	1,613,370	1,598,035
CMO Series 2016-69 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	5.795%	1,205,862	1,196,639
CMO Series 2016-75 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	5.795%	938,608	931,775
CMO Series 2016-78 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2044	5.795%	766,976	760,302
CMO Series 2016-79 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.795%	934,308	927,493
CMO Series 2016-82 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.795%	2,117,781	2,103,398
CMO Series 2016-82 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.795%	1,913,156	1,896,319
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-84 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.795%	1,146,120	1,135,690
CMO Series 2016-86 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.795%	2,922,459	2,895,453
CMO Series 2016-88 Class CF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/25/2046	5.845%	1,620,467	1,609,871
CMO Series 2016-91 Class AF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/25/2046	5.795%	875,862	870,267
CMO Series 2017-12 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	5.795%	981,983	974,439
CMO Series 2017-23 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2047	5.795%	1,046,566	1,037,760
CMO Series 2017-26 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 04/25/2047	5.745%	2,524,966	2,503,643
CMO Series 2017-79 Class FB
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 10/25/2047	5.645%	1,968,001	1,949,666
CMO Series 2017-9 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	5.795%	1,117,914	1,109,455
CMO Series 2017-9 Class DF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	5.795%	818,654	812,533
CMO Series 2017-96B Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 12/25/2047	5.695%	1,502,920	1,485,306
CMO Series 2018-36 Class FD
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 06/25/2048	5.645%	2,064,187	2,041,913
Federal National Mortgage Association REMICS
CMO Series 2013-49C Class AP
05/25/2043	1.750%	622,628	528,860
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-72 Class GL
10/25/2045	3.000%	751,000	662,631
CMO Series 2016-3 Class PL
02/25/2046	2.500%	7,840,973	6,827,506
CMO Series 2017-24 Class PG
04/25/2047	2.625%	3,306,895	2,929,481
CMO Series 2019-13 Class PE
03/25/2049	3.000%	801,736	740,195
CMO Series 2019-81 Class LH
12/25/2049	3.000%	956,060	868,831
CMO Series 2020-57 Class LJ
08/25/2050	2.000%	10,125,000	7,540,032
CMO Series 2020-70 Class AD
10/25/2050	1.500%	4,085,914	3,322,412
CMO Series 2022-62 Class KA
09/25/2052	3.250%	999,847	944,281
CMO Series 2024-26C Class KY
12/25/2043	3.000%	1,444,000	1,254,670
CMO Series 2024-64 Class KY
12/25/2043	3.000%	913,000	797,839
Freddie Mac REMICS
CMO Series 205119 Class AB
08/25/2049	1.500%	1,387,473	1,122,628
CMO Series 205217 Class CD
07/25/2049	2.500%	1,567,369	1,453,211
CMO Series 4047 Class CX
05/15/2042	3.500%	2,501,000	2,346,587
CMO Series 4091 Class BX
10/15/2041	3.250%	1,234,234	1,163,679
CMO Series 4091 Class EX
07/15/2042	3.375%	790,417	746,262
CMO Series 4091 Class MX
02/15/2042	3.250%	984,620	924,588
CMO Series 4117 Class HB
10/15/2042	2.500%	859,000	761,203
CMO Series 4446 Class CP
03/15/2045	2.250%	1,060,608	945,212
CMO Series 4582 Class HA
09/15/2045	3.000%	3,912,047	3,725,585
CMO Series 4719 Class LA
09/15/2047	3.500%	1,117,007	1,040,926
CMO Series 4719 Class LM
09/15/2047	3.000%	883,262	799,023
CMO Series 4753 Class BD
01/15/2048	3.000%	895,000	807,572

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4857 Class JA
01/15/2049	3.350%	3,461,841	3,333,530
CMO Series 4927 Class BG
11/25/2049	3.000%	1,533,055	1,427,461
CMO Series 4937 Class MD
10/25/2049	2.500%	1,531,714	1,372,607
CMO Series 4940 Class AG
05/15/2040	3.000%	976,393	928,576
CMO Series 4941 Class GA
12/15/2047	2.000%	878,263	748,375
CMO Series 4954 Class LB
02/25/2050	2.500%	742,376	658,824
CMO Series 4979A Class UC
06/25/2050	1.500%	2,830,625	2,285,218
CMO Series 5020 Class ET
10/25/2050	3.500%	1,305,450	1,209,347
CMO Series 5058 Class BC
11/25/2050	5.000%	934,272	943,493
CMO Series 5092Z Class HE
02/25/2051	2.000%	1,543,402	1,293,373
CMO Series 5116 Class PB
02/25/2051	2.250%	1,608,867	1,430,039
CMO Series 5118 Class CA
10/15/2033	1.500%	1,458,000	1,331,515
CMO Series 5143 Class GA
06/25/2049	2.000%	1,013,150	847,756
CMO Series 5182 Class M
05/25/2049	2.500%	1,313,829	1,185,391
CMO Series 5184E Class AB
05/25/2048	2.500%	953,109	870,362
CMO Series 5201 Class CA
07/25/2048	2.500%	1,848,370	1,697,725
CMO Series 5202 Class BH
12/25/2047	2.000%	1,011,029	933,760
CMO Series 5202 Class MB
11/25/2048	3.000%	2,468,576	2,283,540
CMO Series 5202R Class TA
12/25/2048	2.500%	2,846,704	2,638,100
CMO Series 5206 Class CA
02/25/2047	3.000%	1,094,115	1,015,877
CMO Series 5207 Class PA
06/25/2051	3.000%	2,073,217	1,873,405
CMO Series 5209 Class EA
08/25/2050	3.000%	1,552,071	1,437,714
CMO Series 5209 Class EJ
08/25/2050	3.000%	1,552,071	1,437,714
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5210 Class DC
09/25/2051	3.000%	1,451,330	1,363,049
CMO Series 5220 Class QK
09/25/2050	3.500%	3,029,857	2,911,619
CMO Series 5386 Class DM
03/25/2044	2.000%	1,643,000	1,221,175
Freddie Mac REMICS(b)
CMO Series 2399 Class FB
30-day Average SOFR + 0.900% Floor 0.900%, Cap 8.000% 04/25/2054	6.180%	4,872,068	4,870,606
CMO Series 4286 Class VF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/15/2043	5.907%	1,691,215	1,676,201
CMO Series 4826 Class KF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 09/15/2048	5.757%	734,772	722,674
CMO Series 4903 Class NF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	5.795%	696,225	688,369
CMO Series 5119 Class QF
30-day Average SOFR + 0.200% Floor 0.200%, Cap 6.500% 06/25/2051	5.480%	2,003,553	1,907,063
CMO Series 5335 Class FB
30-day Average SOFR + 0.814% Floor 0.700%, Cap 7.500% 10/15/2039	6.157%	3,380,045	3,382,981
CMO Series 5396 Class HF
30-day Average SOFR + 0.950% Floor 0.950%, Cap 8.000% 04/25/2054	6.230%	3,579,724	3,575,180
Government National Mortgage Association
12/20/2037- 09/20/2050	2.500%	8,628,136	7,911,114
09/20/2038	7.000%	34,248	35,804
08/20/2039- 01/20/2053	6.000%	6,856,186	7,051,614
07/20/2040- 12/15/2040	3.750%	1,243,071	1,209,135
11/15/2040- 11/20/2040	3.625%	592,652	569,856
12/15/2040	3.490%	1,053,942	1,046,055
06/20/2043- 03/20/2052	3.000%	23,248,444	21,292,421
05/20/2045- 08/20/2052	4.000%	21,914,624	21,227,512
08/15/2047- 04/20/2050	4.500%	8,007,586	7,947,990
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/20/2048- 02/20/2052	3.500%	33,087,148	31,029,218
12/20/2048	5.000%	642,720	651,000
11/01/2070	2.931%	3,296,293	3,006,319
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	218,913	221,952
CMO Series 2005-26 Class XY
03/20/2035	5.500%	216,187	221,632
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	202,658	206,756
CMO Series 2006-17 Class JN
04/20/2036	6.000%	94,403	97,611
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	354,633	353,539
CMO Series 2006-69 Class MB
12/20/2036	5.500%	406,930	419,931
CMO Series 2008-23 Class PH
03/20/2038	5.000%	337,491	343,556
CMO Series 2009-104 Class AB
08/16/2039	7.000%	6,754	6,736
CMO Series 2010-130 Class CP
10/16/2040	7.000%	170,701	182,566
CMO Series 2010-163 Class NC
12/20/2040	4.000%	1,352,063	1,347,616
CMO Series 2013-152 Class HA
06/20/2043	2.500%	1,507,013	1,396,797
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	36	33
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	2,642	2,444
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	30,172	28,553
CMO Series 2014-133 Class BP
09/20/2044	2.250%	1,120,534	1,011,638
CMO Series 2014-146 Class QA
10/20/2044	2.250%	347,545	317,159
CMO Series 2014-149 Class KP
07/16/2044	2.250%	964,428	886,876
CMO Series 2014-181 Class L
12/20/2044	3.000%	1,028,000	935,360
CMO Series 2015-144 Class CA
10/20/2045	2.500%	1,599,830	1,426,155
CMO Series 2016-136 Class A
07/20/2044	3.000%	843,870	766,412
CMO Series 2016-93 Class AB
07/20/2044	1.750%	1,864,727	1,537,514
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-99 Class TL
04/16/2044	2.000%	409,860	341,951
CMO Series 2017-139 Class GA
09/20/2047	3.000%	3,577,990	3,274,138
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	700,322	653,066
CMO Series 2018-65 Class DC
05/20/2048	3.500%	1,261,000	1,170,297
CMO Series 2020-133 Class GA
09/20/2050	1.000%	1,852,402	1,592,013
CMO Series 2020-138 Class LE
09/20/2050	1.500%	4,118,769	3,361,133
CMO Series 2021-135 Class A
08/20/2051	2.000%	1,111,609	933,647
CMO Series 2021-160 Class NE
09/20/2051	2.000%	8,556,655	7,339,279
CMO Series 2021-215 Class GA
12/20/2051	2.000%	7,519,284	6,570,451
CMO Series 2021-227 Class E
07/20/2050	2.500%	6,953,703	6,148,901
CMO Series 2021-24 Class BC
02/20/2051	1.250%	2,576,111	2,028,470
CMO Series 2021-27 Class BD
02/20/2051	5.000%	1,277,264	1,293,390
CMO Series 2021-27 Class NT
02/20/2051	5.000%	1,426,128	1,429,891
CMO Series 2021-27 Class Q
02/20/2051	5.000%	1,258,003	1,273,892
CMO Series 2021-8 Class CY
01/20/2051	5.000%	1,073,914	1,087,278
CMO Series 2021-89 Class LK
05/20/2051	2.000%	2,651,310	2,292,607
CMO Series 2021-97 Class QK
06/20/2051	2.000%	6,456,947	5,467,069
CMO Series 2022-107 Class C
06/20/2051	2.500%	5,796,696	4,945,266
CMO Series 2022-153 Class KA
12/20/2049	4.000%	1,527,359	1,504,086
CMO Series 2022-189 Class AL
07/20/2051	3.000%	1,191,000	992,746
CMO Series 2022-191 Class B
06/20/2041	4.000%	7,263,000	7,005,157
CMO Series 2022-191 Class BY
08/20/2041	4.000%	7,991,000	7,795,906
CMO Series 2022-205 Class A
09/20/2051	2.000%	2,161,307	1,773,987

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-24 Class AH
02/20/2052	2.500%	340,215	299,285
CMO Series 2022-31 Class GH
12/20/2049	2.500%	3,690,766	3,344,368
CMO Series 2022-34 Class DN
09/20/2041	3.500%	2,897,800	2,743,136
CMO Series 2022-5 Class BA
10/20/2049	2.000%	7,041,288	6,151,186
CMO Series 2022-50 Class CA
03/20/2052	3.000%	5,059,846	4,580,175
CMO Series 2022-66 Class CG
04/20/2052	3.500%	3,243,756	3,111,634
CMO Series 2022-78 Class HW
04/20/2052	2.500%	1,053,000	841,720
CMO Series 2022-84 Class A
01/20/2052	2.500%	1,825,098	1,546,689
CMO Series 2022-9 Class GA
01/20/2052	2.000%	1,301,676	1,102,562
CMO Series 2023-196 Class E
09/20/2048	3.000%	2,057,818	1,951,026
CMO Series 2023-81 Class YJ
06/20/2053	3.500%	3,852,000	3,403,431
CMO Series 2024-110 Class JC
09/20/2047	3.000%	8,179,832	7,798,360
CMO Series 2024-4 Class JA
04/20/2045	3.000%	6,682,309	6,437,901
CMO Series 2024-45 Class BD
03/20/2054	2.000%	1,148,875	1,047,823
Government National Mortgage Association(d)
03/20/2048	4.760%	2,739,205	2,797,141
05/20/2063	4.390%	13,737	13,619
CMO Series 2010-H17 Class XQ
07/20/2060	5.140%	3,708	3,284
CMO Series 2011-137 Class WA
07/20/2040	5.591%	362,075	376,103
CMO Series 2012-141 Class WC
01/20/2042	3.731%	262,139	251,249
CMO Series 2013-54 Class WA
11/20/2042	4.899%	712,698	731,418
CMO Series 2013-75 Class WA
06/20/2040	5.103%	193,180	198,552
CMO Series 2021-27 Class CW
02/20/2051	5.001%	1,578,711	1,598,707
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
1-year CMT + 1.703% 02/20/2072	6.807%	6,207,640	6,432,955
1-year CMT + 1.705% 04/20/2072	6.817%	6,635,377	6,881,143
1-year CMT + 1.740% 04/20/2072	6.861%	5,677,546	5,889,679
CMO Series 2007-16 Class NS
-3.5 x 1-month Term SOFR + 22.874% Cap 23.275% 04/20/2037	5.511%	34,310	38,474
CMO Series 2012-H10 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.500% 12/20/2061	6.017%	178,217	178,080
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	4.868%	5,710	5,711
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	4.868%	5,092	5,092
CMO Series 2012-H26 Class MA
1-month Term SOFR + 0.664% Floor 0.550% 07/20/2062	4.881%	2,911	2,904
CMO Series 2012-H28 Class FA
1-month Term SOFR + 0.694% Floor 0.580% 09/20/2062	6.047%	3,959	3,955
CMO Series 2012-H29 Class FA
1-month Term SOFR + 0.629% Floor 0.515%, Cap 11.500% 10/20/2062	5.982%	129,394	129,249
CMO Series 2013-H01 Class TA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 01/20/2063	5.967%	4,405	4,383
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	5.715%	5,539	5,476
CMO Series 2013-H07 Class GA
1-month Term SOFR + 0.584% Floor 0.470%, Cap 10.500% 03/20/2063	5.937%	207,424	206,887
CMO Series 2013-H07 Class HA
1-month Term SOFR + 0.524% Floor 0.410%, Cap 11.000% 03/20/2063	5.877%	193,535	193,035
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H09 Class GA
1-month Term SOFR + 0.594% Floor 0.480%, Cap 11.000% 04/20/2063	5.947%	164,678	164,449
CMO Series 2013-H09 Class SA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 04/20/2063	5.967%	650,963	650,053
CMO Series 2013-H21 Class FA
1-month Term SOFR + 0.864% Floor 0.750%, Cap 11.000% 09/20/2063	6.217%	69,208	69,343
CMO Series 2013-H21 Class FB
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 09/20/2063	6.167%	211,616	211,941
CMO Series 2015-H23 Class FB
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 09/20/2065	5.987%	675,296	674,774
CMO Series 2015-H26 Class FG
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 10/20/2065	5.987%	360,303	359,225
CMO Series 2015-H30 Class FE
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 11/20/2065	6.067%	3,050,214	3,050,926
CMO Series 2020-H05 Class FK
1-month Term SOFR + 0.724% Floor 0.610%, Cap 99.000% 03/20/2070	6.077%	2,427,434	2,418,420
CMO Series 2022-197 Class LF
30-day Average SOFR + 0.700% Floor 0.700%, Cap 7.000% 11/20/2052	6.045%	5,473,481	5,432,497
Government National Mortgage Association(b),(e)
CMO Series 2005-3 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2035	1.025%	309,961	21,608
CMO Series 2007-40 Class SN
-1.0 x 1-month Term SOFR + 6.566% Cap 6.680% 07/20/2037	1.605%	220,529	8,872
CMO Series 2008-62 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2038	1.075%	205,915	1,255
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-76 Class US
-1.0 x 1-month Term SOFR + 5.786% Cap 5.900% 09/20/2038	0.825%	263,001	9,717
CMO Series 2008-95 Class DS
-1.0 x 1-month Term SOFR + 7.186% Cap 7.300% 12/20/2038	2.225%	218,270	6,401
CMO Series 2009-106 Class ST
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2038	0.925%	349,547	15,638
CMO Series 2009-64 Class SN
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/16/2039	0.889%	110,984	6,082
CMO Series 2009-67 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/16/2039	0.839%	101,752	8,492
CMO Series 2009-72 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/16/2039	1.039%	254,691	20,133
CMO Series 2009-81 Class SB
-1.0 x 1-month Term SOFR + 5.976% Cap 6.090% 09/20/2039	1.015%	360,302	32,275
CMO Series 2010-47 Class PX
-1.0 x 1-month Term SOFR + 6.586% Cap 6.700% 06/20/2037	1.625%	410,352	30,852
CMO Series 2011-75 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 05/20/2041	1.525%	176,827	12,281
Government National Mortgage Association(h)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	37,630	35,414
CMO Series 2010-157 Class OP
12/20/2040	0.000%	204,203	175,209

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	266,989	54,830
Government National Mortgage Association TBA(g)
10/21/2054	6.500%	21,600,000	22,099,718
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	4,058,057	3,096,585
Uniform Mortgage-Backed Security TBA(g)
10/15/2054- 11/14/2054	5.500%	45,800,000	46,330,332
10/15/2054	6.000%	61,400,000	62,752,575
10/15/2054	6.500%	7,300,000	7,525,520
Total Residential Mortgage-Backed Securities - Agency (Cost $1,568,322,340)			1,571,141,982

Residential Mortgage-Backed Securities - Non-Agency 2.4%

Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	663,616	629,747
CMO Series 2021-6 Class A1
09/25/2066	1.458%	1,273,329	1,074,175
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	137,301	128,358
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	21,971	20,727
Bear Stearns Adjustable Rate Mortgage Trust(d)
CMO Series 2003-4 Class 3A1
07/25/2033	7.037%	13,930	13,403
CMO Series 2003-7 Class 6A
10/25/2033	6.230%	59,640	57,306
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month Term SOFR + 1.014% Floor 0.900%, Cap 11.000% 12/25/2033	5.869%	175,889	176,716
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	647,551	629,674
CMO Series 2019-3 Class A1
11/25/2059	2.724%	167,076	164,739
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month Term SOFR + 0.674% Floor 0.560% 02/25/2033	5.529%	364,879	363,439
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Funding Trust(d)
Series 2003-4 Class 1A5
05/25/2033	5.916%	148,771	148,103
Series 2003-6 Class 1A5
11/25/2034	4.857%	118,972	117,663
Chase Mortgage Finance Corp.(d)
CMO Series 2007-A1 Class 1A3
02/25/2037	6.552%	85,393	84,269
CMO Series 2007-A1 Class 2A1
02/25/2037	6.673%	34,538	32,732
CMO Series 2007-A1 Class 7A1
02/25/2037	7.612%	7,575	7,711
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	23,757	23,197
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	65,941	66,255
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2009-10 Class 1A1
09/25/2033	6.577%	38,537	38,076
COLT Mortgage Loan Trust(a),(d)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	1,695,597	1,435,071
CMO Series 2021-4 Class A1
10/25/2066	1.397%	1,764,449	1,509,291
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	91,367	90,529
CMO Series 2004-3 Class A26
04/25/2034	5.500%	39,637	39,240
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	83,423	85,077
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	30,770	30,390
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	64,514	64,270
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	98,667	99,424
DBRR Trust(a),(d)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	2,971,986
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	760,817	738,957
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FMC GMSR Issuer Trust(a),(d)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,830,792
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	5,503,784
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	3,497,685
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	5,838,996
CMO Series 2022-GT2 Class B
07/25/2027	10.070%	6,000,000	6,086,882
Freddie Mac Seasoned Credit Risk Transfer Trust
CMO Series 2024-2 Class MT (FHLMC)
05/25/2064	3.500%	6,177,681	5,579,827
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.000% 09/25/2035	5.319%	401,335	338,179
GSMPS Mortgage Loan Trust(a),(d),(e)
CMO Series 2005-RP3 Class 1AS
09/25/2035	0.000%	311,035	6,926
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	82,753	84,328
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 5.500% 06/25/2035	5.469%	5,063	4,787
HarborView Mortgage Loan Trust(d)
CMO Series 2004-3 Class 1A
05/19/2034	5.674%	313,274	299,668
Headlands Residential LLC(a),(d)
CMO Series 2021-RPL1 Class NOTE
09/25/2026	2.487%	4,491,856	4,460,461
Hundred Acre Wood Trust(a),(c)
CMO Series 2018-1 Class A
02/13/2025	7.250%	2,000,000	1,940,000
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 10.250% 05/25/2035	5.569%	84,041	78,951
Impac Secured Assets CMN Owner Trust(d)
CMO Series 2003-3 Class A1
08/25/2033	5.200%	42,042	41,382
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.500% 05/25/2036	5.669%	21,815	19,951
JPMorgan Mortgage Trust(d)
CMO Series 2006-A2 Class 5A3
11/25/2033	6.581%	41,153	40,122
CMO Series 2007-A1 Class 5A5
07/25/2035	5.703%	56,635	57,215
LHOME Mortgage Trust(a),(d)
CMO Series 2023-RTL2 Class A1
06/25/2028	8.000%	3,700,000	3,751,848
CMO Series 2023-RTL4 Class A1
11/25/2028	7.628%	4,165,000	4,250,262
MASTR Adjustable Rate Mortgages Trust(d)
CMO Series 2004-13 Class 2A1
04/21/2034	6.653%	52,385	50,869
CMO Series 2004-13 Class 3A7
11/21/2034	6.435%	94,832	90,206
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	16,363	14,081
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	59,351	58,273
CMO Series 2004-2 Class A2
08/25/2032	6.500%	93,477	92,348
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month Term SOFR + 0.894% Floor 0.780%, Cap 11.750% 03/25/2028	5.749%	16,056	14,666
CMO Series 2003-E Class A1
1-month Term SOFR + 0.734% Floor 0.620%, Cap 11.750% 10/25/2028	5.589%	92,503	88,207
CMO Series 2004-A Class A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.750% 04/25/2029	5.429%	75,383	69,905
CMO Series 2004-G Class A2
6-month Term SOFR + 1.028% Floor 0.600%, Cap 11.750% 01/25/2030	6.304%	9,483	9,045
Merrill Lynch Mortgage Investors Trust(d)
CMO Series 2004-1 Class 2A1
12/25/2034	5.736%	65,305	61,641
CMO Series 2004-A4 Class A2
08/25/2034	5.818%	83,138	78,798

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(d)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	657,774	577,459
Morgan Stanley Mortgage Loan Trust(d)
CMO Series 2004-3 Class 4A
04/25/2034	5.647%	87,814	84,679
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	71,163	63,895
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	194,680	184,527
CMO Series 2024-RTL1 Class A1
03/25/2039	6.664%	4,515,000	4,591,476
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-FNT2 Class A
05/25/2026	3.228%	2,106,564	2,039,135
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,392,765	1,366,667
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	4,262,992	4,242,417
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL4 Class A1
10/27/2060	2.363%	2,223,235	2,203,819
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	1,389,747	1,381,175
CMO Series 2021-RN3 Class A1
09/25/2051	1.843%	3,769,439	3,756,741
RCO VI Mortgage LLC(a),(d)
CMO Series 2022-1 Class A1
01/25/2027	3.000%	545,483	540,437
CMO Series 2022-1 Class A2
01/25/2027	5.250%	2,500,000	2,475,449
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	103,351	104,877
Residential Asset Securitization Trust(d)
CMO Series 2004-IP2 Class 1A1
12/25/2034	6.206%	142,253	142,720
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,304,710
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,528,346	1,432,291
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	2,551,651	2,466,835
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month Term SOFR + 0.874% Floor 0.760%, Cap 12.500% 04/20/2033	5.835%	189,130	179,205
CMO Series 2003-8 Class A1
1-month Term SOFR + 0.754% Floor 0.640%, Cap 11.500% 01/20/2034	5.715%	134,479	128,823
CMO Series 2004-11 Class A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.500% 12/20/2034	5.675%	126,990	114,915
CMO Series 2004-12 Class A3
6-month Term SOFR + 0.748% Floor 0.320%, Cap 11.500% 01/20/2035	5.192%	78,601	76,905
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2020-1 Class A1
02/25/2050	2.275%	82,508	78,320
CMO Series 2020-3 Class A1
04/25/2065	1.486%	338,207	325,973
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	293,387	275,620
CMO Series 2021-1 Class A1
05/25/2065	1.219%	420,431	392,389
CMO Series 2021-4 Class A1
08/25/2056	1.059%	1,556,824	1,384,574
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-4 Class 5A
04/25/2034	5.759%	55,038	51,460
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 10/19/2034	5.739%	120,254	114,365
CMO Series 2005-AR5 Class A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 11.000% 07/19/2035	5.579%	71,317	68,076
Structured Asset Securities Corp.(d)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	175,448	171,612
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(d)
CMO Series 2003-34A Class 3A3
11/25/2033	6.186%	78,976	78,470
CMO Series 2003-40A Class 3A2
01/25/2034	5.709%	60,146	58,970
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thornburg Mortgage Securities Trust(d)
CMO Series 2004-4 Class 3A
12/25/2044	5.627%	61,679	58,879
VCAT LLC(a),(d)
CMO Series 2021-NPL3 Class A1
05/25/2051	4.743%	22,532	22,298
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	2,218,420	2,192,362
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	56,675	58,513
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	1,985,771	1,972,278
Vericrest Opportunity Loan Transferee XCIV LLC(a),(d)
CMO Series 2021-NPL3 Class A1
02/27/2051	5.240%	1,487,387	1,482,842
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	1,079,839	1,075,436
Vericrest Opportunity Loan Transferee XCVII LLC(a),(d)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	1,426,486	1,420,706
Vericrest Opportunity Loan Trust CI LLC(a),(d)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	1,440,809	1,430,292
Verus Securitization Trust(a),(d)
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	98,941	97,654
CMO Series 2020-2 Class A1
05/25/2060	3.226%	23,768	23,671
CMO Series 2021-1 Class A1
01/25/2066	0.815%	552,373	498,105
CMO Series 2021-2 Class A1
02/25/2066	1.031%	1,048,115	946,871
CMO Series 2021-3 Class A1
06/25/2066	1.046%	1,144,432	985,897
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,425,015	1,202,914
CMO Series 2021-5 Class A1
09/25/2066	1.013%	3,901,785	3,326,344
CMO Series 2021-7 Class A1
10/25/2066	1.829%	1,680,676	1,524,144
CMO Series 2021-8 Class A1
11/25/2066	1.824%	1,552,414	1,414,785
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	380,684	361,201
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	570,568	526,968
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	300,116	283,150
VM Master Issuer LLC(a),(c),(d),(f)
CMO Series 2022-1 Class A1B
05/24/2025	6.174%	7,299,178	7,396,987
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR11 Class A6
10/25/2033	6.660%	135,524	128,404
CMO Series 2003-AR5 Class A7
06/25/2033	6.280%	49,070	49,288
CMO Series 2003-AR6 Class A1
06/25/2033	7.266%	48,879	47,959
CMO Series 2003-AR7 Class A7
08/25/2033	6.754%	86,296	86,630
CMO Series 2004-AR3 Class A2
06/25/2034	5.712%	39,432	36,480
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	7,435	7,394
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2004-U Class A1
10/25/2034	7.068%	90,628	88,372
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $123,328,094)			119,386,420

U.S. Government & Agency Obligations 0.5%

Federal Home Loan Banks(k)
09/30/2031	1.500%	3,180,000	2,842,475
Federal Home Loan Mortgage Corp.(i)
12/14/2029	0.000%	3,534,000	2,903,302
Federal National Mortgage Association(i)
11/15/2030	0.000%	10,386,000	8,175,310
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,104,824
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	5,622,133
09/15/2060	4.625%	835,000	821,343
09/15/2065	4.250%	1,423,000	1,298,602
Tennessee Valley Authority(i)
STRIPS
06/15/2035	0.000%	750,000	453,492
Total U.S. Government & Agency Obligations (Cost $25,316,013)			23,221,481

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
U.S. Treasury Obligations 14.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/30/2024	4.500%	652,000	651,669
01/31/2025	4.125%	4,622,000	4,613,514
11/15/2025	2.250%	9,114,000	8,948,453
01/31/2026	0.375%	2,026,000	1,935,859
03/31/2026	0.750%	2,467,000	2,359,358
04/30/2026	2.375%	19,358,000	18,954,960
08/31/2026	3.750%	2,389,000	2,392,453
09/30/2026	3.500%	8,240,000	8,216,825
02/28/2027	1.875%	19,599,000	18,822,696
05/15/2027	2.375%	17,481,000	16,949,742
09/15/2027	3.375%	6,839,000	6,804,271
10/31/2027	0.500%	5,675,000	5,169,127
01/31/2028	0.750%	6,183,000	5,638,123
04/30/2028	1.250%	35,788,000	33,006,042
06/30/2028	1.250%	7,276,000	6,684,825
07/31/2028	1.000%	17,304,000	15,714,195
08/31/2028	1.125%	14,376,000	13,094,514
08/31/2028	4.375%	12,470,000	12,830,461
09/30/2028	1.250%	5,000,000	4,569,141
10/31/2028	1.375%	10,484,000	9,611,698
04/30/2029	2.875%	9,801,000	9,509,267
05/31/2029	4.500%	12,061,000	12,544,382
07/31/2029	2.625%	5,278,000	5,054,922
08/31/2029	3.625%	17,539,000	17,593,809
09/30/2029	3.375%	24,270,000	24,199,845
03/31/2030	3.625%	4,842,000	4,845,783
08/31/2031	3.750%	4,766,000	4,792,064
09/30/2031	3.625%	4,452,000	4,443,652
11/15/2033	4.500%	26,203,000	27,676,919
08/15/2034	3.875%	8,128,000	8,186,420
05/15/2040	1.125%	15,846,000	10,468,264
08/15/2040	1.125%	5,222,000	3,419,594
11/15/2040	1.375%	47,905,000	32,508,034
02/15/2041	1.875%	5,531,000	4,055,779
02/15/2041	4.750%	2,429,000	2,645,333
05/15/2041	2.250%	57,077,000	44,243,593
08/15/2041	1.750%	65,673,000	46,556,000
11/15/2041	2.000%	38,781,000	28,522,214
11/15/2041	3.125%	1,595,000	1,408,834
02/15/2042	2.375%	11,475,000	8,937,949
11/15/2042	2.750%	6,935,000	5,686,700
11/15/2042	4.000%	10,520,000	10,353,981
02/15/2043	3.125%	2,000,000	1,730,938
11/15/2043	3.750%	3,952,000	3,718,585
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2044	3.625%	9,618,000	8,874,108
05/15/2044	3.375%	5,000,000	4,443,750
08/15/2044	4.125%	5,021,000	4,982,558
02/15/2045	2.500%	11,825,000	9,038,734
02/15/2047	3.000%	12,681,000	10,392,476
05/15/2048	3.125%	6,121,000	5,084,256
08/15/2048	3.000%	6,265,000	5,080,523
11/15/2048	3.375%	21,172,000	18,346,861
05/15/2049	2.875%	8,838,000	6,976,496
08/15/2049	2.250%	24,693,000	17,111,477
11/15/2049	2.375%	29,985,000	21,312,776
02/15/2050	2.000%	2,694,000	1,755,730
02/15/2051	1.875%	12,000,000	7,520,625
05/15/2051	2.375%	17,165,000	12,112,053
02/15/2052	2.250%	7,000,000	4,774,219
02/15/2053	3.625%	2,800,000	2,546,250
05/15/2054	4.625%	15,381,000	16,685,982
08/15/2054	4.250%	8,267,000	8,443,965
U.S. Treasury(i)
STRIPS
02/15/2032	0.000%	13,100,000	9,889,477
08/15/2033	0.000%	4,000,000	2,836,563
11/15/2033	0.000%	7,400,000	5,185,203
02/15/2034	0.000%	4,400,000	3,051,984
05/15/2034	0.000%	2,400,000	1,648,125
11/15/2034	0.000%	1,850,000	1,240,945
11/15/2040	0.000%	53,665,000	26,807,345
02/15/2041	0.000%	7,122,822	3,515,780
Total U.S. Treasury Obligations (Cost $773,530,215)			739,729,048

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(n),(o)	146,013,377	145,998,776
Total Money Market Funds (Cost $145,986,083)		145,998,776
Total Investments in Securities (Cost: $5,193,524,238)		5,132,660,950
Other Assets & Liabilities, Net		(153,426,393)
Net Assets		4,979,234,557
At September 30, 2024, securities and/or cash totaling $6,184,100 were pledged as collateral.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	38	12/2024	USD	4,719,125	2,332	—
U.S. Treasury 10-Year Note	374	12/2024	USD	42,741,188	74,949	—
U.S. Treasury 2-Year Note	73	12/2024	USD	15,201,680	53,928	—
U.S. Treasury 2-Year Note	314	12/2024	USD	65,388,047	—	(71,534)
U.S. Treasury 5-Year Note	1,490	12/2024	USD	163,725,391	362,638	—
U.S. Treasury Ultra 10-Year Note	152	12/2024	USD	17,981,125	—	(70,382)
U.S. Treasury Ultra Bond	441	12/2024	USD	58,694,344	—	(148,033)
Total					493,847	(289,949)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $1,096,703,299, which represents 22.03% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(c)	Valuation based on significant unobservable inputs.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the total value of these securities amounted to $8,383,632, which represents 0.17% of total net assets.

(g)	Represents a security purchased on a when-issued basis.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Zero coupon bond.
(j)	Perpetual security with no specified maturity date.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(o)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	236,590,405	1,243,333,470	(1,333,932,958)	7,859	145,998,776	2,361	7,761,440	146,013,377
Abbreviation Legend
AID	Agency for International Development
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2024 (Unaudited)
Abbreviation Legend (continued)
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Core Bond Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7052_12_C01_(11/24)